UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21809

Nuveen S&P 500 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1.	Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen
June 30,2024
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen S&P 500 Buy-Write Income Fund
BXMX
Nuveen Dow 30SM Dynamic Overwrite Fund
DIAX
Nuveen S&P 500 Dynamic Overwrite Fund
SPXX
Nuveen Nasdaq 100 Dynamic Overwrite Fund
QQQX
Nuveen Core Equity Alpha Fund
JCE

IMPORTANT DISTRIBUTION NOTICE
for Shareholders of the Nuveen S&P 500 Buy-Write Income Fund (BXMX)
Nuveen Dow 30SM Dynamic Overwrite Fund (DIAX)
Nuveen S&P 500 Dynamic Overwrite Fund (SPXX)
Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX)
Nuveen Core Equity Alpha Fund (JCE)
Semi-annual Shareholder Report for the period ending JUNE 30, 2024
The Nuveen S&P 500 Buy-Write Income Fund (BXMX), Nuveen Dow 30SM Dynamic Overwrite Fund (DIAX), Nuveen S&P 500 Dynamic
Overwrite Fund (SPXX), Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX) and Nuveen Core Equity Alpha Fund (JCE) seek to offer attractive cash flow to their shareholders, by converting the expected long-term total return potential of the Funds’ portfolio of investments into regular quarterly distributions. Following is a discussion of the Managed Distribution Policy the Funds use to achieve this.
Each Fund pays quarterly common share distributions that seek to convert the Fund’s expected long-term total return potential into regular cash flow. As a result, the Funds’ regular common share distributions (presently $0.2365, $0.2867, $0.2940, $0.4200, $0.3200 per share, respectively) may be derived from a variety of sources, including:
Net investment income consisting of regular interest and dividends
Realized capital gains or,
Possibly, returns of capital representing in certain cases unrealized capital appreciation.
Such distributions are sometimes referred to as “managed distributions.” Each Fund seeks to establish a distribution rate that roughly corresponds to the Adviser’s projections of the total return that could reasonably be expected to be generated by each Fund over an extended period of time. The
Adviser may consider many factors when making such projections, including, but not limited to, long-term historical returns for the asset classes in which each Fund invests. As portfolio and market conditions change, the distribution amount and distribution rate on the Common Shares under the
Funds’ Managed Distribution Policy could change.
When it pays a distribution, each Fund provides holders of its Common Shares a notice of the estimated sources of the Fund’s distributions (i.e., what percentage of the distributions is estimated to constitute ordinary income, short-term capital gains, long-term capital gains, and/or a non-taxable return of capital) on a year-to-date basis. It does this by posting the notice on its website (www.nuveen.com/cef), and by sending it in written form.
You should not draw any conclusions about the Funds’ investment performance from the amount of this distribution or from the terms of the Funds’
Managed Distribution Policy. The Funds’ actual financial performance will likely vary from month-to-month and from year-to-year, and there may be extended periods when the distribution rate will exceed the Funds’ actual total returns. The Managed Distribution Policy provides that the
Board may amend or terminate the Policy at any time without prior notice to Fund shareholders. There are presently no reasonably foreseeable circumstances that might cause each Fund to terminate its Managed Distribution Policy.

Table
of Contents

Important Notices 4
Common Share Information 5
About the Funds’ Benchmarks 7
Fund Performance and Holdings Summaries 8
Performance Overview and Holding Summaries 9
Portfolios of Investments 19
Statement of Assets and Liabilities 52
Statement of Operations 53
Statement of Changes in Net Assets 54
Financial Highlights 58
Notes to Financial Statements 62
Shareholder Meeting Report 73
Additional Fund Information 74
Glossary of Terms Used in this Report 75
Statement Regarding Basis for Approval of Investment Advisory Contract 76

Important Notices
Portfolio manager commentaries:
The Funds include portfolio manager commentary in their annual shareholder reports. For your
Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s annual shareholder report.
Fund changes:
For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to
Financial Statements section of this report.
Fund principal investment policies and principal risks:
Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.
Fund performance:
For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.
nuveen.com . For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and
Holding Summaries section within this report.
Management fees:
As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.
DIAX, QQQX and SPXX - Portfolio manager update:
Effective June 18, 2024, Lei Liao retired and is no longer a portfolio manager of the Funds. Additionally, effective June 18, 2024, Nazar Romanyak, CFA has been added as a portfolio manager of the Funds.

Common Share Information

DISTRIBUTION INFORMATION
The following 19(a) Notice presents the Funds’ most current distribution information as of May 31, 2024 as required by certain exempted regulatory relief the Funds have received.
Because the ultimate tax character of your distributions depends on the Funds’ performance for its entire fiscal year (which is the calendar year for the Funds) as well as certain fiscal year-end (FYE) tax adjustments, estimated distribution source information you receive with each distribution may differ from the tax information reported to you on your Funds’ IRS Form 1099 statement.
Each Fund makes regular cash distributions to shareholders of stated dollar amount per share. Subject to approval and oversight by the Board of Trustees, the Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund’s investment strategy through regular distributions (a “Managed Distribution Program”). The practice of maintaining a stable distribution level had no material effect on each Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial Statements herein.
COMMON SHARE DISTRIBUTION INFORMATION – AS OF MAY 31, 2024
This notice provides shareholders with information regarding fund distributions, as required by current securities laws. You should not draw any conclusions about the Funds’ investment performance from the amount of this distribution or from the terms of the Funds’ Managed Distribution
Policy.
The following table provides estimates of the Funds’ distribution sources, reflecting year-to-date cumulative experience through the month-end prior to the latest distribution. The Funds attribute these estimates equally to each regular distribution throughout the year. Consequently, the estimated information as of the specified month-end shown below is for the current distribution, and also represents an updated estimate for all prior months in the year. For all Funds, it is estimated that the Funds have distributed more than their income and net realized capital gains; therefore, a portion of the distributions may be (and is shown below as being estimated to be) a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
The amounts and sources of distributions set forth below are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Funds’ investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Each Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. More details about the Funds’ distributions and the basis for these estimates are available on www.nuveen.com/cef.
Data as of May 31, 2024
Per Share Estimated Sources of Distribution
1
Estimated Percentage of Distributions
1
Fund
Per Share
Distribution
Net
Investment
Income
Long-
Term
Gains
Short-
Term
Gains
Return of
Capital
Net
Investment
Income
Long-
Term
Gains
Short-
Term
Gains
Return of
Capital
BXMX (FYE 12/31)
Current Quarter $0.2365 $0.0206 $0.0000 $0.0000 $0.2159 8.7% 0.0% 0.0% 91.3%
Fiscal YTD $0.4730 $0.0412 $0.0000 $0.0000 $0.4318 8.7% 0.0% 0.0% 91.3%
DIAX (FYE 12/31)
Current Quarter $0.2867 $0.0453 $0.0420 $0.0000 $0.1994 15.8% 14.7% 0.0% 69.5%
Fiscal YTD $0.5734 $0.0906 $0.0840 $0.0000 $0.3988 15.8% 14.7% 0.0% 69.5%
SPXX (FYE 12/31)
Current Quarter $0.2940 $0.0213 $0.0000 $0.0000 $0.2727 7.3% 0.0% 0.0% 92.7%
Fiscal YTD $0.5880 $0.0427 $0.0000 $0.0000 $0.5453 7.3% 0.0% 0.0% 92.7%
QQQX (FYE 12/31)
Current Quarter $0.4200 $0.0000 $0.0394 $0.0000 $0.3806 0.0% 9.4% 0.0% 90.6%
Fiscal YTD $0.8400 $0.0000 $0.0788 $0.0000 $0.7612 0.0% 9.4% 0.0% 90.6%
JCE (FYE 12/31)
Current Quarter $0.3200 $0.0085 $0.0657 $0.1641 $0.0817 2.7% 20.5% 51.3% 25.5%
Fiscal YTD $0.6400 $0.0171 $0.1313 $0.3283 $0.1633 2.7% 20.5% 51.3% 25.5%
1
Net investment income (NII) is a projection through the end of the current calendar quarter using actual data through the stated month-end date above. Capital gain amounts are as of the stated date above. The estimated per share sources above include an allocation of the NII based on prior year attributions which can be expected to differ from the actual final attributions for the current year.

Common Share Information
(continued)
The following table provides information regarding the Funds’ distributions and total return performance over various time periods. This information is intended to help you better understand whether returns for the specified time periods were sufficient to meet its distributions.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closed-end-funds, along with other
Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE EQUITY SHELF PROGRAMS
During the current reporting period, SPXX and QQQX were authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, the Funds, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each Fund’s NAV per common share. The maximum aggregate offering under these Shelf Offerings are as shown in the accompanying table.
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any of their outstanding common shares.  As of June 30, 2024, (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
Data as of May 31, 2024
Annualized Cumulative
5-Year Fiscal YTD Fiscal YTD Fiscal YTD
Fund
Inception
Date
Quarterly
Distribution
Fiscal YTD
Distribution
Net Asset
Value (NAV)
Return
on NAV
Dist Rate on
NAV
1
Return
on NAV
Dist Rate
on NAV
1
BXMX Oct-2004 $0.2365 $0.4730 $14.75 9.83% 6.41% 7.52% 3.21%
DIAX Apr-2005 $0.2867 $0.5734 $16.03 5.53% 7.15% 0.55% 3.58%
SPXX Nov-2005 $0.2940 $0.5880 $17.36 10.05% 6.77% 8.39% 3.39%
QQQX Jan-2007 $0.4200 $0.8400 $26.66 12.13% 6.30% 9.74% 3.15%
JCE Mar-2007 $0.3200 $0.6400 $14.54 11.99% 8.80% 11.93% 4.40%
1
As a percentage of 5/31/2024 NAV.
SPXX QQQX
Maximum aggregate offering 4,993,317 Unlimited
BXMX DIAX SPXX QQQX JCE
Common shares repurchased and retired 460,238 0 383,763 0 449,800
Common shares authorized for repurchase 10,415,000 3,635,000 1,795,000 4,880,000 1,605,000

About the Funds’ Benchmarks

Chicago Board Options Exchange (Cboe) Dow Jones Industrial Average (DJIA) BuyWrite Index (BXD
SM
):
An index
designed to measure the performance of a hypothetical buy-write strategy on the Dow Jones Industrial Average. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Chicago Board Options Exchange (Cboe) Nasdaq 100 BuyWrite Index (BXN
SM
):
An index designed to measure the
performance of a hypothetical buy-write strategy on the Nasdaq 100® Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Chicago Board Options Exchange (Cboe) S&P 500
®
BuyWrite Index (BXM
SM
):
An index designed to measure the
performance of a hypothetical buy-write strategy on the S&P 500® Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
DIAX Blended Benchmark:
Consists of: 1) 55% Chicago Board Options Exchange (Cboe) DJIA BuyWrite Index (BXD
SM
) (defined
herein), and 2) 45% Dow Jones Industrial Average Index (DJIA) (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Dow Jones Industrial Average Index (DJIA):
An index designed to measure the performance of 30 actively traded U.S. large cap stocks. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
JCE Blended Benchmark:
Consists of: 1) 50% S&P 500® Index (defined herein), and 2) 50% Chicago Board Options Exchange
(Cboe) S&P 500® BuyWrite Index (BXM
SM
) (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Nasdaq 100
®
Index:
An index that includes 100 of the largest domestic and international non-financial equity securities listed on the Nasdaq Stock Market based on market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
QQQX Blended Benchmark:
Consists of: 1) 55% Chicago Board Options Exchange (Cboe) Nasdaq 100 BuyWrite Index (BXN
SM
)
(defined herein), and 2) 45% Nasdaq 100® Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P 500
®
Index:
An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
SPXX Blended Benchmark:
Consists of: 1) 55% Chicago Board Options Exchange (Cboe) S&P 500® BuyWrite Index (BXM
SM
)
(defined herein), and 2) 45% S&P 500® Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance and Holdings
Summaries
The Fund Performance and Holding Summaries for each Fund are shown below within this section of the report.
Fund Performance
Performance data for each Fund shown below represents past performance and does not predict or guarantee future results . Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.

Nuveen S&P 500 Buy-Write Income Fund
Fund Performance and Holdings Summaries June 30, 2024

BXMX
Performance*
*For purposes of Fund performance, relative results are measured against the Cboe S&P 500
®
BuyWrite Index (BXM
SM
).
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
BXMX at Common Share NAV 10/26/04 9.68% 14.99% 9.35% 7.81%
BXMX at Common Share Price 10/26/04 8.99% 8.53% 7.58% 7.72%
Cboe S&P 500® BuyWrite Index (BXMSM) — 7.59% 8.91% 5.56% 5.77%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$14.81 $13.50 (8.85)% (9.95)%

Holdings
Fund Allocation
(% of net assets)
Common Stocks 99.4%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Repurchase Agreements 2.2%
Other Assets & Liabilities, Net (1.6)%
Net Assets 100%
Portfolio Composition
(% of total investments)
Semiconductors &
Semiconductor Equipment 12.0%
Software & Services 11.4%
Media & Entertainment 8.5%
Technology Hardware &
Equipment 7.9%
Financial Services 7.8%
Pharmaceuticals, Biotechnology
& Life Sciences 6.8%
Consumer Discretionary
Distribution & Retail 5.7%
Capital Goods 5.6%
Health Care Equipment &
Services 4.6%
Energy 3.5%
Banks 3.3%
Food, Beverage & Tobacco 2.5%
Utilities 2.1%
Materials 2.1%
Consumer Staples Distribution
& Retail 2.0%
Insurance 2.0%
Equity Real Estate Investment
Trusts (REITs) 1.7%
Commercial & Professional
Services 1.6%
Automobiles & Components 1.4%
Household & Personal Products 1.3%
Consumer Services 1.3%
Transportation 1.1%
Consumer Durables & Apparel 0.9%
Telecommunication Services 0.7%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Repurchase Agreements 2.2%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 7.6%
Apple Inc 6.8%
NVIDIA Corp 6.7%
Amazon.com Inc 4.0%
Alphabet Inc, Class A 2.6%

Nuveen Dow 30SM Dynamic Overwrite Fund
Fund Performance and Holdings Summaries June 30, 2024

DIAX
Performance*
* For purposes of Fund performance, relative results are measured against the DIAX Blended Benchmark. The Fund’s Blended
Benchmark consists of: 1) 55% Chicago Board Options Exchange ( Cboe ) DJIA BuyWrite Index (BXD
SM
) and 2) 45% Dow Jones Indus-
trial Average Index (DJIA).
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
DIAX at Common Share NAV 4/29/05 1.22% 7.75% 4.52% 6.47%
DIAX at Common Share Price 4/29/05 4.12% 7.61% 2.91% 5.99%
Dow Jones Industrial Average Index (DJIA) — 4.79% 16.02% 10.33% 11.30%
DIAX Blended Benchmark — 4.30% 11.09% 7.62% 8.09%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$15.85 $14.01 (11.61)% (12.32)%

Holdings
Fund Allocation
(% of net assets)
Common Stocks 98.9%
Exchange-Traded Funds 1.5%
Repurchase Agreements 1.9%
Other Assets & Liabilities, Net (2.3)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Financial Services 15.4%
Software & Services 14.2%
Capital Goods 13.5%
Pharmaceuticals, Biotechnology
& Life Sciences 9.4%
Consumer Discretionary
Distribution & Retail 8.7%
Health Care Equipment &
Services 8.3%
Technology Hardware &
Equipment 4.2%
Consumer Services 4.1%
Insurance 3.3%
Banks 3.3%
Household & Personal Products 2.7%
Energy 2.5%
Media & Entertainment 1.6%
Other 5.4%
Exchange-Traded Funds 1.5%
Repurchase Agreements 1.9%
Total Investments 100%
Top Five Common Stock Holdings
(% of net assets)
UnitedHealth Group Inc 8.5%
Goldman Sachs Group Inc/The 7.5%
Microsoft Corp 7.4%
Home Depot Inc/The 5.7%
Caterpillar Inc 5.5%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen S&P 500 Dynamic Overwrite Fund
Fund Performance and Holdings Summaries June 30, 2024

SPXX
Performance*
*For purposes of Fund performance, relative results are measured against the SPXX Blended Benchmark. The Fund’s Blended
Benchmark consists of: 1) 55% Chicago Board Options Exchange ( Cboe ) S&P 500
®
BuyWrite Index (BXM
SM
) and 2) 45% S&P 500
®
Index.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
SPXX at Common Share NAV 11/22/05 11.60% 16.13% 9.54% 8.15%
SPXX at Common Share Price 11/22/05 12.61% 12.32% 7.99% 8.58%
S&P 500® Index — 15.29% 24.56% 15.05% 12.86%
SPXX Blended Benchmark — 11.04% 15.82% 9.85% 8.99%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$17.58 $16.33 (7.11)% (9.03)%

Holdings
Fund Allocation
(% of net assets)
Common Stocks 98.2%
Exchange-Traded Funds 2.1%
Investments Purchased with
Collateral from Securities
Lending 0.2%
Repurchase Agreements 1.8%
Other Assets & Liabilities, Net (2.3)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Semiconductors &
Semiconductor Equipment 11.4%
Software & Services 10.7%
Media & Entertainment 9.1%
Technology Hardware &
Equipment 8.2%
Financial Services 6.9%
Pharmaceuticals, Biotechnology
& Life Sciences 7.0%
Consumer Discretionary
Distribution & Retail 6.1%
Capital Goods 5.0%
Health Care Equipment &
Services 4.7%
Energy 3.6%
Banks 3.4%
Food, Beverage & Tobacco 2.6%
Consumer Staples Distribution
& Retail 2.1%
Utilities 2.1%
Insurance 2.0%
Consumer Services 1.7%
Equity Real Estate Investment
Trusts (REITs) 1.6%
Materials 1.6%
Automobiles & Components 1.5%
Transportation 1.4%
Household & Personal Products 1.1%
Consumer Durables & Apparel 0.9%
Telecommunication Services 0.6%
Other 0.6%
Exchange-Traded Funds 2.1%
Investments Purchased with
Collateral from Securities
Lending 0.2%
Repurchase Agreements 1.8%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 7.8%
Apple Inc 7.3%
NVIDIA Corp 7.2%
Amazon.com Inc 4.2%
Meta Platforms Inc 2.6%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Nasdaq 100 Dynamic Overwrite Fund
Fund Performance and Holdings Summaries June 30, 2024

QQQX
Performance*
*For purposes of Fund performance, relative results are measured against the QQQX Blended Benchmark. The Fund’s
Blended Benchmark consists of: 1) 55% Chicago Board Options Exchange (Cboe) Nasdaq 100 BuyWrite Index (BXN
SM
)
and 2) 45% Nasdaq 100
®
Index.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
QQQX at Common Share NAV 1/30/07 14.97% 21.06% 11.80% 11.37%
QQQX at Common Share Price 1/30/07 12.08% 7.96% 9.89% 10.59%
Nasdaq 100® Index — 17.47% 30.77% 21.77% 18.92%
QQQX Blended Benchmark — 12.65% 20.72% 13.43% 12.57%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$27.51 $25.08 (8.83)% (9.18)%

Holdings
Fund Allocation
(% of net assets)
Common Stocks 99.5%
Exchange-Traded Funds 1.1%
Investments Purchased with
Collateral from Securities
Lending 0.1%
Repurchase Agreements 1.5%
Other Assets & Liabilities, Net (2.2)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Semiconductors &
Semiconductor Equipment 23.1%
Media & Entertainment 16.0%
Software & Services 14.6%
Technology Hardware &
Equipment 12.6%
Consumer Discretionary
Distribution & Retail 6.5%
Pharmaceuticals, Biotechnology
& Life Sciences 4.6%
Consumer Services 2.9%
Automobiles & Components 2.8%
Food, Beverage & Tobacco 2.7%
Consumer Staples Distribution
& Retail 2.3%
Financial Services 2.1%
Capital Goods 1.6%
Health Care Equipment &
Services 1.6%
Utilities 0.9%
Commercial & Professional
Services 0.5%
Transportation 0.5%
Materials 0.5%
Energy 0.4%
Telecommunication Services 0.4%
Household & Personal Products 0.3%
Consumer Durables & Apparel 0.2%
Equity Real Estate Investment
Trusts (REITs) 0.2%
Other 0.1%
Exchange-Traded Funds 1.0%
Investments Purchased with
Collateral from Securities
Lending 0.1%
Repurchase Agreements 1.5%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 11.3%
Apple Inc 11.0%
NVIDIA Corp 7.8%
Alphabet Inc, Class A 5.2%
Amazon.com Inc 5.2%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Core Equity Alpha Fund
Fund Performance and Holdings Summaries June 30, 2024

JCE
Performance*
*For purposes of Fund performance, relative results are measured against the JCE Blended Benchmark. The Fund’s
Blended Benchmark consists of: 1) 50% S&P 500
®
Index and 2) 50% Chicago Board Options Exchange (Cboe) S&P
500
®
BuyWrite Index (BXM
SM
).
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JCE at Common Share NAV 3/27/07 15.71% 22.09% 11.42% 9.73%
JCE at Common Share Price 3/27/07 15.65% 29.01% 12.60% 10.43%
S&P 500® Index — 15.29% 24.56% 15.05% 12.86%
JCE Blended Benchmark — 11.43% 16.60% 10.32% 9.34%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$14.71 $15.00 1.97% (1.95)%

Holdings
d
Fund Allocation
(% of net assets)
Common Stocks 98.8%
Exchange-Traded Funds 1.3%
Repurchase Agreements 2.4%
Other Assets & Liabilities, Net (2.5)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Software & Services 12.2%
Media & Entertainment 10.3%
Semiconductors &
Semiconductor Equipment 10.2%
Financial Services 8.0%
Technology Hardware &
Equipment 7.7%
Capital Goods 7.3%
Pharmaceuticals, Biotechnology
& Life Sciences 6.8%
Consumer Discretionary
Distribution & Retail 6.4%
Health Care Equipment &
Services 5.1%
Consumer Staples Distribution
& Retail 2.9%
Food, Beverage & Tobacco 2.4%
Utilities 2.2%
Energy 2.1%
Commercial & Professional
Services 2.1%
Banks 2.0%
Consumer Services 1.9%
Insurance 1.9%
Equity Real Estate Investment
Trusts (REITs) 1.7%
Household & Personal Products 1.5%
Materials 1.2%
Automobiles & Components 0.6%
Exchange-Traded Funds 1.2%
Repurchase Agreements 2.3%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 7.9%
Apple Inc 7.4%
NVIDIA Corp 7.3%
Amazon.com Inc 4.6%
Meta Platforms Inc 2.9%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen S&P 500 Buy-Write Income Fund
Portfolio of Investments June 30, 2024
(Unaudited)
BXMX
vb
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.4%
X –
COMMON STOCKS - 99 .4% (b) X 1,533,161,837
AUTOMOBILES & COMPONENTS - 1.4%
3,001 Ferrari NV $ 1,225,519
50,606 Gentex Corp 1,705,928
9,851 (c) Goodyear Tire & Rubber Co/The 111,809
96,056 (c) Tesla Inc 19,007,561
TOTAL AUTOMOBILES & COMPONENTS 22,050,817
BANKS - 3.4%
277,937 Bank of America Corp 11,053,555
26,341 Comerica Inc 1,344,445
158,596 Fifth Third Bancorp 5,787,168
51,859 First Horizon Corp 817,816
112,235 JPMorgan Chase & Co 22,700,651
298,223 KeyCorp 4,237,749
31,173 M&T Bank Corp 4,718,345
31,763 Zions Bancorp NA 1,377,561
TOTAL BANKS 52,037,290
CAPITAL GOODS - 5.7%
17,715 Allegion plc 2,093,027
27,101 (c) Boeing Co/The 4,932,653
29,025 Caterpillar Inc 9,668,227
26,735 CNH Industrial NV 270,826
46,441 Emerson Electric Co 5,115,941
8,843 Ferguson PLC 1,712,447
9,915 Fortune Brands Innovations Inc 643,880
11,114 (c) GE Vernova Inc 1,906,162
44,459 General Electric Co 7,067,647
31,851 Graco Inc 2,525,147
9,566 HEICO Corp 2,139,053
41,553 Honeywell International Inc 8,873,228
8,860 Hubbell Inc 3,238,153
11,615 ITT Inc 1,500,426
43,726 Masco Corp 2,915,212
6,090 (c) NEXTracker Inc, Class A 285,499
9,120 Northrop Grumman Corp 3,975,864
19,687 nVent Electric PLC 1,508,221
39,784 Otis Worldwide Corp 3,829,608
15,767 Parker-Hannifin Corp 7,975,106
10,242 Rockwell Automation Inc 2,819,418
90,271 RTX Corp 9,062,306
10,383 Timken Co/The 831,990
3,503 Watsco Inc 1,622,730
4,597 Woodward Inc 801,625
TOTAL CAPITAL GOODS 87,314,396
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
28,578 Automatic Data Processing Inc 6,821,283
9,115 Booz Allen Hamilton Holding Corp 1,402,799
39,102 (c) CoStar Group Inc 2,899,022
9,803 ManpowerGroup Inc 684,249
15,652 SS&C Technologies Holdings Inc 980,911
4,935 Tetra Tech Inc 1,009,109
11,679 TransUnion 866,115
13,228 Waste Connections Inc 2,319,662

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

BXMX
Shares Description (a) Value
COMMERCIAL & PROFESSIONAL SERVICES (continued)
37,983 Waste Management Inc $ 8,103,293
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 25,086,443
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.8%
317,847 (c) Amazon.com Inc 61,423,933
8,358 American Eagle Outfitters Inc 166,826
2,461 (c) Burlington Stores Inc 590,640
4,252 Dick's Sporting Goods Inc 913,542
3,114 (c) Five Below Inc 339,333
43,647 Home Depot Inc/The 15,025,043
5,691 JD.com Inc, ADR 147,056
24,839 LKQ Corp 1,033,054
29,953 Lowe's Cos Inc 6,603,438
12,760 Macy's Inc 244,992
173 (c) MercadoLibre Inc 284,308
16,563 Nordstrom Inc 351,467
4,728 (c) Ulta Beauty Inc 1,824,393
2,524 Williams-Sonoma Inc 712,702
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 89,660,727
CONSUMER DURABLES & APPAREL - 0.9%
32,919 KB Home 2,310,255
6,689 Kontoor Brands Inc 442,477
5,984 (c) Lululemon Athletica Inc 1,787,421
25,861 (c) Mattel Inc 420,500
50,573 NIKE Inc, Class B 3,811,687
6,048 Polaris Inc 473,619
15,644 Toll Brothers Inc 1,801,876
6,575 (c) TopBuild Corp 2,533,150
TOTAL CONSUMER DURABLES & APPAREL 13,580,985
CONSUMER SERVICES - 1.3%
1,947 Booking Holdings Inc 7,713,041
20,067 (c) DraftKings Inc, Class A 765,957
23,509 Marriott International Inc/MD, Class A 5,683,771
16,077 Restaurant Brands International Inc 1,131,338
51,807 Starbucks Corp 4,033,175
5,468 Texas Roadhouse Inc 938,910
TOTAL CONSUMER SERVICES 20,266,192
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.1%
17,195 (c) BJ's Wholesale Club Holdings Inc 1,510,409
4,507 Casey's General Stores Inc 1,719,691
19,022 Costco Wholesale Corp 16,168,510
27,087 Target Corp 4,009,959
15,913 (c) US Foods Holding Corp 843,071
118,199 Walmart Inc 8,003,254
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 32,254,894
ENERGY - 3.6%
44,283 Cenovus Energy Inc 870,604
1,124 Cheniere Energy Inc 196,509
77,267 Chevron Corp 12,086,104
9,675 (c) CNX Resources Corp 235,102
64,103 ConocoPhillips 7,332,101
41,292 Enbridge Inc 1,469,582
166,691 Exxon Mobil Corp 19,189,468
117,677 Halliburton Co 3,975,129
25,709 Hess Corp 3,792,592
28,016 Marathon Petroleum Corp 4,860,216

Shares Description (a) Value
ENERGY (continued)
7,405 Ovintiv Inc $ 347,072
19,719 TC Energy Corp 747,350
TOTAL ENERGY 55,101,829
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
95,341 American Homes 4 Rent, Class A 3,542,872
37,033 American Tower Corp 7,198,474
93,029 CubeSmart 4,202,120
1,038 Gaming and Leisure Properties Inc 46,928
18,434 Lamar Advertising Co, Class A 2,203,416
8,339 Sabra Health Care REIT Inc 128,421
11,688 Sun Communities Inc 1,406,534
142,164 Weyerhaeuser Co 4,036,036
62,467 WP Carey Inc 3,438,808
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 26,203,609
FINANCIAL SERVICES - 7.9%
64,200 Annaly Capital Management Inc 1,223,652
76,092 (c) Berkshire Hathaway Inc, Class B 30,954,226
20,528 (c) Block Inc 1,323,851
53,704 (c) Brookfield Corp 2,230,864
71,247 Charles Schwab Corp/The 5,250,191
21,911 CME Group Inc 4,307,703
42,085 Discover Financial Services 5,505,139
44,488 Intercontinental Exchange Inc 6,089,962
53,398 Jefferies Financial Group Inc 2,657,084
27,800 KKR & Co Inc 2,925,672
2,406 LPL Financial Holdings Inc 671,996
27,428 Mastercard Inc, Class A 12,100,137
48,313 MGIC Investment Corp 1,041,145
63,058 Morgan Stanley 6,128,607
2,104 Morningstar Inc 622,468
8,344 MSCI Inc 4,019,722
72,467 (c) PayPal Holdings Inc 4,205,260
19,659 S&P Global Inc 8,767,914
89,957 SLM Corp 1,870,206
75,786 Visa Inc, Class A 19,891,551
TOTAL FINANCIAL SERVICES 121,787,350
FOOD, BEVERAGE & TOBACCO - 2.5%
107,234 Altria Group Inc 4,884,509
81,183 British American Tobacco PLC, Sponsored
ADR
2,510,990
229,003 Coca-Cola Co/The 14,576,041
33,408 (c) Coca-Cola Europacific Partners PLC 2,434,441
8,808 Hormel Foods Corp 268,556
132,012 Mondelez International Inc, Class A 8,638,865
80,074 (c) Monster Beverage Corp 3,999,696
12,100 (c) Post Holdings Inc 1,260,336
TOTAL FOOD, BEVERAGE & TOBACCO 38,573,434
HEALTH CARE EQUIPMENT & SERVICES - 4.7%
96,418 Abbott Laboratories 10,018,794
21,328 Alcon Inc 1,899,898
106,173 (c) Boston Scientific Corp 8,176,383
14,642 Cigna Group/The 4,840,206
47,132 CVS Health Corp 2,783,616
14,592 Elevance Health Inc 7,906,821
28,153 GE HealthCare Technologies Inc 2,193,682
16,250 HCA Healthcare Inc 5,220,800

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

BXMX
Shares Description (a) Value
HEALTH CARE EQUIPMENT & SERVICES (continued)
7,324 (c) IDEXX Laboratories Inc $ 3,568,253
82,736 Medtronic PLC 6,512,151
36,757 UnitedHealth Group Inc 18,718,870
638 (c) Veeva Systems Inc, Class A 116,760
TOTAL HEALTH CARE EQUIPMENT & SERVICES 71,956,234
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
15,340 (c) BellRing Brands Inc 876,528
117,126 Procter & Gamble Co/The 19,316,420
6,327 Spectrum Brands Holdings Inc 543,679
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 20,736,627
INSURANCE - 2.0%
28,004 Allstate Corp/The 4,471,119
34,937 Arthur J Gallagher & Co 9,059,514
23,577 Fidelity National Financial Inc 1,165,175
38,545 Hartford Financial Services Group Inc/The 3,875,314
9,393 Lincoln National Corp 292,122
923 (c) Markel Group Inc 1,454,334
3,360 RenaissanceRe Holdings Ltd 750,994
29,077 Travelers Cos Inc/The 5,912,517
59,488 W R Berkley Corp 4,674,567
TOTAL INSURANCE 31,655,656
MATERIALS - 2.2%
9,313 Avery Dennison Corp 2,036,288
74,375 Barrick Gold Corp 1,240,575
16,669 Chemours Co/The 376,219
52,881 Corteva Inc 2,852,401
7,888 Crown Holdings Inc 586,788
62,947 Dow Inc 3,339,338
23,362 Eastman Chemical Co 2,288,775
20,828 Linde PLC 9,139,535
8,265 Martin Marietta Materials Inc 4,477,977
20,588 Nucor Corp 3,254,551
2,959 Nutrien Ltd 150,643
10,656 Olin Corp 502,431
8,167 Rio Tinto PLC, Sponsored ADR 538,450
14,399 RPM International Inc 1,550,484
5,718 Sonoco Products Co 290,017
6,968 Southern Copper Corp 750,732
TOTAL MATERIALS 33,375,204
MEDIA & ENTERTAINMENT - 8.6%
216,937 Alphabet Inc, Class A 39,515,075
164,297 Alphabet Inc, Class C 30,135,356
1,834 (c) Baidu Inc, Sponsored ADR 158,604
77,989 Meta Platforms Inc 39,323,614
17,694 (c) Netflix Inc 11,941,327
17,899 New York Times Co/The, Class A 916,608
91,848 News Corp, Class A 2,532,249
12,818 (c) Roku Inc 768,183
100,097 (d) Sirius XM Holdings Inc 283,274
71,398 Walt Disney Co/The 7,089,107
TOTAL MEDIA & ENTERTAINMENT 132,663,397
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
70,152 AbbVie Inc 12,032,471
3,338 (c) Alnylam Pharmaceuticals Inc 811,134
25,823 Amgen Inc 8,068,396

Shares Description (a) Value
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
56,490 (c) Avantor Inc $ 1,197,588
8,222 (c) BioMarin Pharmaceutical Inc 676,917
97,561 Bristol-Myers Squibb Co 4,051,708
29,217 Eli Lilly & Co 26,452,488
16,049 (c) Exact Sciences Corp 678,070
67,257 Gilead Sciences Inc 4,614,503
5,303 (c) ICON PLC 1,662,331
94,929 Johnson & Johnson 13,874,823
110,402 Merck & Co Inc 13,667,768
201,702 Pfizer Inc 5,643,622
28,283 (c) Teva Pharmaceutical Industries Ltd,
Sponsored ADR
459,599
21,790 Thermo Fisher Scientific Inc 12,049,870
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 105,941,288
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.2%
62,993 (c) Advanced Micro Devices Inc 10,218,094
42,222 Applied Materials Inc 9,963,970
1,597 ASML Holding NV 1,633,300
16,249 Broadcom Inc 26,088,257
13,344 Entegris Inc 1,806,778
9,062 Lam Research Corp 9,649,671
21,297 Marvell Technology Inc 1,488,660
48,971 Micron Technology Inc 6,441,156
837,981 NVIDIA Corp 103,524,173
19,176 NXP Semiconductors NV 5,160,070
36,779 (c) ON Semiconductor Corp 2,521,200
50,975 QUALCOMM Inc 10,153,200
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 188,648,529
SOFTWARE & SERVICES - 11.6%
23,674 Accenture PLC, Class A 7,182,928
21,139 (c) Adobe Inc 11,743,560
20,604 (c) Akamai Technologies Inc 1,856,008
3,648 (c) Atlassian Corp PLC, Class A 645,258
15,592 (c) Autodesk Inc 3,858,241
10,744 (c) Check Point Software Technologies Ltd 1,772,760
3,886 (c) Manhattan Associates Inc 958,599
260,852 Microsoft Corp 116,587,802
73,142 Oracle Corp 10,327,650
43,629 Salesforce Inc 11,217,016
10,782 (c) ServiceNow Inc 8,481,876
6,661 (c) Shopify Inc, Class A 439,959
14,844 (c) VeriSign Inc 2,639,263
1,241 (c) Workday Inc, Class A 277,438
10,368 (c) Zoom Video Communications Inc, Class A 613,682
TOTAL SOFTWARE & SERVICES 178,602,040
TECHNOLOGY HARDWARE & EQUIPMENT - 8.0%
495,966 Apple Inc 104,460,359
20,728 CDW Corp/DE 4,639,755
19,049 (c) Ciena Corp 917,781
220,344 Cisco Systems Inc 10,468,543
6,851 Dell Technologies Inc, Class C 944,821
34,963 (c) Flex Ltd 1,031,059
5,140 (c) Lumentum Holdings Inc 261,729
199,033 Telefonaktiebolaget LM Ericsson,
Sponsored ADR
1,228,034
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 123,952,081

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

BXMX
Shares Description (a) Value
TELECOMMUNICATION SERVICES - 0.7%
253,903 Verizon Communications Inc $ 10,470,960
TOTAL TELECOMMUNICATION SERVICES 10,470,960
TRANSPORTATION - 1.1%
134,504 (c) American Airlines Group Inc 1,523,930
12,697 Canadian National Railway Co 1,499,897
23,404 Canadian Pacific Railway Ltd 1,842,597
4,425 (c) Lyft Inc, Class A 62,393
21,947 Norfolk Southern Corp 4,711,801
2,565 (c) Saia Inc 1,216,554
41,299 United Parcel Service Inc, Class B 5,651,768
8,969 (c) XPO Inc 952,059
TOTAL TRANSPORTATION 17,460,999
UTILITIES - 2.2%
108,510 Ameren Corp 7,716,146
12,874 Atmos Energy Corp 1,501,752
53,103 Evergy Inc 2,812,866
2,933 National Fuel Gas Co 158,939
89,247 NextEra Energy Inc 6,319,580
52,512 OGE Energy Corp 1,874,679
56,692 Pinnacle West Capital Corp 4,330,135
115,559 WEC Energy Group Inc 9,066,759
TOTAL UTILITIES 33,780,856
TOTAL COMMON STOCKS
(cost $440,644,028) 1,533,161,837
TOTAL LONG-TERM INVESTMENTS
(cost $440,644,028) 1,533,161,837
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
298,409 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.330%(f) $ 298,409
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $298,409) 298,409
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.2%
X –
REPURCHASE AGREEMENTS - 2 .2 % X 34,048,409
$ 64,600 (g) Fixed Income Clearing Corporation 5.270% 7/01/24 $ 32,300,000
1,748 (h) Fixed Income Clearing Corporation 1.600% 7/01/24 1,748,409
TOTAL REPURCHASE AGREEMENTS
(cost $34,048,409) 34,048,409
TOTAL SHORT-TERM INVESTMENTS
(cost $34,048,409) 34,048,409
TOTAL INVESTMENTS (cost $ 474,990,846 ) - 101 .6% 1,567,508,655
OTHER ASSETS & LIABILITIES, NET -   (1.6)% (24,810,282)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,542,698,373

Investments in Derivatives
Options Written
Type Description (i)
Number of
Contracts
Notional
Amount (j)
Exercise
Price Expiration Date Value
Call S&P 500 Index (309) $ (163,770,000) $ 5,300 7/31/24 $ (6,635,775)
Call S&P 500 Index (309) (168,405,000) 5,450 7/31/24 (2,975,670)
Call S&P 500 Index (309) (166,860,000) 5,400 8/16/24 (4,865,205)
Call S&P 500 Index (309) (168,405,000) 5,450 8/16/24 (3,760,530)
Call S&P 500 Index (309) (165,315,000) 5,350 8/30/24 (6,722,295)
Call S&P 500 Index (309) (171,495,000) 5,550 8/30/24 (2,550,795)
Call S&P 500 Index (309) (177,675,000) 5,750 9/20/24 (927,000)
Call S&P 500 Index (309) (179,220,000) 5,800 9/20/24 (631,905)
Call S&P 500 Index (309) (177,675,000) 5,750 9/30/24 (1,120,125)
Total Options Written (premiums received $21,289,090) (2,781) $(1,538,820,000) $(30,189,300)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $280,442.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 5.270% dated 6/28/24 to be repurchased at $64,628,370 on 7/1/24, collateralized by
Government Agency Securities, with coupon rates 4.000%–4.250% and maturity dates 1/31/31–2/28/31, valued at $32,946,190.
(h) Agreement with Fixed Income Clearing Corporation, 1.600% dated 6/28/24 to be repurchased at $1,748,642 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 0.750% and maturity date 8/31/26, valued at $1,783,500.
(i) Exchange-traded, unless otherwise noted.
(j) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
S&P Standard & Poor's
See Notes to Financial Statements

Nuveen Dow 30
SM
Dynamic Overwrite Fund
Portfolio of Investments June 30, 2024
(Unaudited)
DIAX
Shares Description (a) Value
LONG-TERM INVESTMENTS - 100.4%
X –
COMMON STOCKS - 98 .9 % X 569,777,067
BANKS - 3.4%
95,688 JPMorgan Chase & Co $ 19,353,855
TOTAL BANKS 19,353,855
CAPITAL GOODS - 13.8%
95,688 3M Co 9,778,357
95,688 (b) Boeing Co/The 17,416,173
95,688 (c) Caterpillar Inc 31,873,673
95,688 Honeywell International Inc 20,433,215
TOTAL CAPITAL GOODS 79,501,418
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.9%
95,688 (b) Amazon.com Inc 18,491,706
95,688 Home Depot Inc/The 32,939,637
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 51,431,343
CONSUMER DURABLES & APPAREL - 1.2%
95,688 NIKE Inc, Class B 7,212,005
TOTAL CONSUMER DURABLES & APPAREL 7,212,005
CONSUMER SERVICES - 4.2%
95,688 McDonald's Corp 24,385,130
TOTAL CONSUMER SERVICES 24,385,130
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.1%
95,688 Walmart Inc 6,479,035
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 6,479,035
ENERGY - 2.6%
95,688 Chevron Corp 14,967,517
TOTAL ENERGY 14,967,517
FINANCIAL SERVICES - 15.7%
95,688 (c) American Express Co 22,156,557
95,688 (c) Goldman Sachs Group Inc/The 43,281,596
95,688 Visa Inc, Class A 25,115,229
TOTAL FINANCIAL SERVICES 90,553,382
FOOD, BEVERAGE & TOBACCO - 1.1%
95,688 Coca-Cola Co/The 6,090,541
TOTAL FOOD, BEVERAGE & TOBACCO 6,090,541
HEALTH CARE EQUIPMENT & SERVICES - 8.5%
95,688 UnitedHealth Group Inc 48,730,071
TOTAL HEALTH CARE EQUIPMENT & SERVICES 48,730,071
HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
95,688 Procter & Gamble Co/The 15,780,865
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 15,780,865
INSURANCE - 3.4%
95,688 Travelers Cos Inc/The 19,457,198
TOTAL INSURANCE 19,457,198

Shares Description (a) Value
MATERIALS - 0.9%
95,688 Dow Inc $ 5,076,248
TOTAL MATERIALS 5,076,248
MEDIA & ENTERTAINMENT - 1.6%
95,688 Walt Disney Co/The 9,500,862
TOTAL MEDIA & ENTERTAINMENT 9,500,862
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.7%
95,688 (c) Amgen Inc 29,897,716
95,688 Johnson & Johnson 13,985,758
95,688 Merck & Co Inc 11,846,174
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 55,729,648
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
95,688 Intel Corp 2,963,457
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,963,457
SOFTWARE & SERVICES - 14.6%
95,688 International Business Machines Corp 16,549,239
95,688 Microsoft Corp 42,767,752
95,688 Salesforce Inc 24,601,385
TOTAL SOFTWARE & SERVICES 83,918,376
TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
95,688 (c) Apple Inc 20,153,806
95,688 Cisco Systems Inc 4,546,137
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 24,699,943
TELECOMMUNICATION SERVICES - 0.7%
95,688 Verizon Communications Inc 3,946,173
TOTAL TELECOMMUNICATION SERVICES 3,946,173
TOTAL COMMON STOCKS
(cost $202,569,718) 569,777,067
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 1 .5 % X 8,635,805
2,450
SPDR Dow Jones Industrial Average ETF Trust
$ 958,268
28,700
Vanguard Total Stock Market ETF
7,677,537
TOTAL EXCHANGE-TRADED FUNDS
(cost $7,925,365) 8,635,805
TOTAL LONG-TERM INVESTMENTS
(cost $210,495,083) 578,412,872
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.9%
–
REPURCHASE AGREEMENTS - 1 .9 % X 11,209,722
$ 11,210 (d) Fixed Income Clearing Corporation 1.600% 7/01/24 $ 11,209,722
TOTAL REPURCHASE AGREEMENTS
(cost $11,209,722) 11,209,722
TOTAL SHORT-TERM INVESTMENTS
(cost $11,209,722) 11,209,722
TOTAL INVESTMENTS (cost $ 221,704,805 ) - 102 .3% 589,622,594
OTHER ASSETS & LIABILITIES, NET -   (2.3)% (13,275,881)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 576,346,713

Nuveen Dow 30SM Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

DIAX
Investments in Derivatives
Options Written
Type Description (e)
Number of
Contracts
Notional
Amount (f)
Exercise
Price Expiration Date Value
Call Russell 2000 Index (50) $ (10,500,000) $ 2,100 7/19/24 $ (71,000)
Call S&P 500 Index (110) (59,400,000) 5,400 7/19/24 (1,229,250)
Call S&P 500 Index (75) (41,250,000) 5,500 7/19/24 (334,500)
Call S&P 500 Index (105) (58,275,000) 5,550 7/19/24 (244,650)
Call S&P 500 Index (40) (21,800,000) 5,450 7/31/24 (249,400)
Call S&P 500 Index (60) (33,600,000) 5,600 7/31/24 (141,600)
Call S&P 500 Index (60) (34,200,000) 5,700 7/31/24 (36,600)
Call S&P 500 Index (70) (39,900,000) 5,700 8/16/24 (112,000)
Total Options Written (premiums received $1,254,527) (570) $(298,925,000) $(2,419,000)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Agreement with Fixed Income Clearing Corporation, 1.600% dated 6/28/24 to be repurchased at $11,211,216 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 1.375% and maturity date 8/31/26, valued at $11,433,957.
(e) Exchange-traded, unless otherwise noted.
(f) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ETF Exchange-Traded Fund
SPDR Standard & Poor's Depositary Receipt
See Notes to Financial Statements

Nuveen S&P 500 Dynamic Overwrite Fund
Portfolio of Investments June 30, 2024
(Unaudited)
SPXX
Shares Description (a) Value
LONG-TERM INVESTMENTS - 100.3%
X –
COMMON STOCKS - 98.2% X 310,639,023
AUTOMOBILES & COMPONENTS - 1.6%
507 (b) Adient PLC $ 12,528
5,866 Gentex Corp 197,743
2,285 (b) Goodyear Tire & Rubber Co/The 25,935
2,305 Harley-Davidson Inc 77,310
2,241 Lear Corp 255,945
16,252 (b) Lucid Group Inc 42,418
2,378 (b) QuantumScape Corp 11,700
5,089 (b),(c) Rivian Automotive Inc, Class A 68,294
20,058 (b) Tesla Inc 3,969,077
1,213 Thor Industries Inc 113,355
742 (b) Visteon Corp 79,171
TOTAL AUTOMOBILES & COMPONENTS 4,853,476
BANKS - 3.4%
51,538 Bank of America Corp 2,049,666
22,295 Citigroup Inc 1,414,841
89 Cullen/Frost Bankers Inc 9,045
85 First Citizens BancShares Inc/NC, Class A 143,107
4,948 First Horizon Corp 78,030
24,320 JPMorgan Chase & Co 4,918,963
9,407 New York Community Bancorp Inc 30,291
4,203 Synovus Financial Corp 168,919
376 (b) Texas Capital Bancshares Inc 22,989
1,229 Webster Financial Corp 53,572
29,478 Wells Fargo & Co 1,750,698
2,283 Wintrust Financial Corp 225,012
TOTAL BANKS 10,865,133
CAPITAL GOODS - 5.0%
506 Acuity Brands Inc 122,169
1,811 AGCO Corp 177,261
5,115 (b),(c) Archer Aviation Inc, Class A 18,005
5,924 (b) Array Technologies Inc 60,780
3,549 (b),(c) Bloom Energy Corp, Class A 43,440
2,021 BWX Technologies Inc 191,995
563 Carlisle Cos Inc 228,133
4,996 Caterpillar Inc 1,664,167
5,454 CNH Industrial NV 55,249
1,029 Curtiss-Wright Corp 278,838
3,017 Deere & Co 1,127,242
5,038 Eaton Corp PLC 1,579,664
740 EMCOR Group Inc 270,159
101 Encore Wire Corp 29,273
4,483 (b),(c) Enovix Corp 69,307
930 Esab Corp 87,820
572 (b) Fluence Energy Inc 9,918
5,399 Graco Inc 428,033
1,527 HEICO Corp 341,452
360 Hexcel Corp 22,482
8,713 Honeywell International Inc 1,860,574
6,141 Illinois Tool Works Inc 1,455,171
936 Lennox International Inc 500,741
1,101 Lincoln Electric Holdings Inc 207,693
2,947 Lockheed Martin Corp 1,376,544
595 (b) MasTec Inc 63,659

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

SPXX
Shares Description (a) Value
CAPITAL GOODS (continued)
1,160 (b) Middleby Corp/The $ 142,228
531 MSC Industrial Direct Co Inc, Class A 42,114
1,314 (b) NEXTracker Inc, Class A 61,600
1,377 Oshkosh Corp 148,991
2,476 Owens Corning 430,131
26,630 (b),(c) Plug Power Inc 62,048
16,125 RTX Corp 1,618,790
2,981 Sensata Technologies Holding PLC 111,460
9,783 (b) Shoals Technologies Group Inc, Class A 61,046
1,494 (b) Spirit AeroSystems Holdings Inc, Class A 49,108
6,239 (b) Sunrun Inc 73,995
2,008 Timken Co/The 160,901
1,360 Toro Co/The 127,174
511 Valmont Industries Inc 140,244
637 Watsco Inc 295,083
3,189 (b) WillScot Mobile Mini Holdings Corp 120,034
TOTAL CAPITAL GOODS 15,914,716
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
3,007 Booz Allen Hamilton Holding Corp 462,778
425 (b) CACI International Inc, Class A 182,805
463 (b) Clarivate PLC 2,634
786 (b) Clean Harbors Inc 177,754
228 Concentrix Corp 14,428
2,741 (b) GEO Group Inc/The 39,361
2,665 KBR Inc 170,933
1,061 RB Global Inc 81,018
3,217 Robert Half Inc 205,824
1,108 Science Applications International Corp 130,245
3,175 SS&C Technologies Holdings Inc 198,977
448 (b) Stericycle Inc 26,042
998 TransUnion 74,012
913 Vestis Corp 11,166
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,777,977
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.2%
67,878 (b),(d) Amazon.com Inc 13,117,423
839 (b) AutoNation Inc 133,720
418 (b) Burlington Stores Inc 100,320
1,137 Dick's Sporting Goods Inc 244,284
929 (b) Five Below Inc 101,233
1,111 Foot Locker Inc 27,686
1,918 (b) GameStop Corp, Class A 47,355
1,932 Gap Inc/The 46,155
9,417 Home Depot Inc/The 3,241,709
343 Lithia Motors Inc 86,590
7,215 Lowe's Cos Inc 1,590,619
3,604 Macy's Inc 69,197
303 Murphy USA Inc 142,246
392 (b) PDD Holdings Inc 52,116
372 (b) RH 90,932
6,256 (b) Valvoline Inc 270,259
1,384 (b) Victoria's Secret & Co 24,455
753 (b) Wayfair Inc, Class A 39,706
627 Williams-Sonoma Inc 177,046
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 19,603,051

Shares Description (a) Value
CONSUMER DURABLES & APPAREL - 0.9%
4,805 (b) Capri Holdings Ltd $ 158,949
1,423 (b) Cricut Inc, Class A 8,524
8,589 KB Home 602,775
8,015 Leggett & Platt Inc 91,852
3,702 (b) Mattel Inc 60,195
1,396 Meritage Homes Corp 225,943
12,271 NIKE Inc, Class B 924,865
4,109 (b) Sonos Inc 60,649
4,744 (b) Taylor Morrison Home Corp 263,007
4,723 Tempur Sealy International Inc 223,587
11,692 (b) Under Armour Inc, Class A 77,986
11,868 VF Corp 160,218
1,563 Whirlpool Corp 159,739
TOTAL CONSUMER DURABLES & APPAREL 3,018,289
CONSUMER SERVICES - 1.7%
3,882 Aramark 132,066
331 Booking Holdings Inc 1,311,257
2,536 Boyd Gaming Corp 139,734
555 (b) Bright Horizons Family Solutions Inc 61,094
734 Cracker Barrel Old Country Store Inc 30,945
979 (b) DoorDash Inc, Class A 106,496
2,395 (b) DraftKings Inc, Class A 91,417
2,846 Hyatt Hotels Corp 432,364
462 Jack in the Box Inc 23,534
8,883 McDonald's Corp 2,263,745
2,339 Papa John's International Inc 109,886
1,394 (b) Penn Entertainment Inc 26,981
1,641 (b) Planet Fitness Inc 120,761
1,485 Service Corp International/US 105,628
2,073 (b) Six Flags Entertainment Corp 68,699
3,429 Travel + Leisure Co 154,236
195 Vail Resorts Inc 35,125
8,976 Wendy's Co/The 152,233
TOTAL CONSUMER SERVICES 5,366,201
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%
1,370 Albertsons Cos Inc, Class A 27,058
2,512 (b) BJ's Wholesale Club Holdings Inc 220,654
410 Casey's General Stores Inc 156,440
3,962 Costco Wholesale Corp 3,367,660
1,590 (b) Performance Food Group Co 105,115
2,961 (b) US Foods Holding Corp 156,874
40,986 (d) Walmart Inc 2,775,162
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 6,808,963
ENERGY - 3.7%
1,160 (b) Antero Resources Corp 37,851
3,476 ChampionX Corp 115,438
1,692 Cheniere Energy Inc 295,812
2,132 Chesapeake Energy Corp 175,229
18,545 Chevron Corp 2,900,809
838 Chord Energy Corp 140,516
10,186 ConocoPhillips 1,165,075
4,475 Equitrans Midstream Corp 58,086
33,891 Exxon Mobil Corp 3,901,531
1,270 HF Sinclair Corp 67,742
4,787 Liberty Energy Inc 100,000
9,638 Magnolia Oil & Gas Corp, Class A 244,227
6,358 Marathon Petroleum Corp 1,102,986

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

SPXX
Shares Description (a) Value
ENERGY (continued)
4,582 Murphy Oil Corp $ 188,962
1,982 New Fortress Energy Inc 43,564
11,967 NOV Inc 227,492
1,867 Patterson-UTI Energy Inc 19,342
632 Peabody Energy Corp 13,980
4,978 Permian Resources Corp 80,395
4,093 Range Resources Corp 137,238
3,108 SM Energy Co 134,359
14,618 (b) Southwestern Energy Co 98,379
8,230 TechnipFMC PLC 215,215
156 Texas Pacific Land Corp 114,546
6,953 (b) Transocean Ltd 37,199
TOTAL ENERGY 11,615,973
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
5,517 Agree Realty Corp 341,723
6,767 American Homes 4 Rent, Class A 251,462
6,904 Americold Realty Trust Inc 176,328
15,872 Brixmor Property Group Inc 366,484
7,025 Cousins Properties Inc 162,629
1,740 EastGroup Properties Inc 295,974
6,011 Equity LifeStyle Properties Inc 391,496
10,582 First Industrial Realty Trust Inc 502,751
4,174 Gaming and Leisure Properties Inc 188,707
10,252 Healthcare Realty Trust Inc 168,953
1,542 Hudson Pacific Properties Inc 7,417
10,680 Independence Realty Trust Inc 200,143
320 Innovative Industrial Properties Inc 34,950
2,264 Lamar Advertising Co, Class A 270,615
3,983 Macerich Co/The 61,498
8,772 NNN REIT Inc 373,687
5,266 Omega Healthcare Investors Inc 180,360
3,825 Outfront Media Inc 54,698
5,255 Pebblebrook Hotel Trust 72,256
7,163 Phillips Edison & Co Inc 234,302
1,421 PotlatchDeltic Corp 55,973
3,334 Rexford Industrial Realty Inc 148,663
1,110 Ryman Hospitality Properties Inc 110,845
13,021 SITE Centers Corp 188,805
965 SL Green Realty Corp 54,658
1,241 Sun Communities Inc 149,342
3,372 WP Carey Inc 185,629
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 5,230,348
FINANCIAL SERVICES - 7.1%
890 (b) Affirm Holdings Inc 26,887
8,310 AGNC Investment Corp 79,277
2,624 Ally Financial Inc 104,094
6,384 American Express Co 1,478,216
5,651 Annaly Capital Management Inc 107,708
15,838 (b),(d) Berkshire Hathaway Inc, Class B 6,442,898
1,147 (b) Block Inc 73,970
304 (b) Coinbase Global Inc, Class A 67,558
4,161 Corebridge Financial Inc 121,168
5,499 Equitable Holdings Inc 224,689
3,860 Goldman Sachs Group Inc/The 1,745,955
807 (b) Hut 8 Corp 12,097
1,068 Interactive Brokers Group Inc, Class A 130,937
8,753 Intercontinental Exchange Inc 1,198,198
508 LPL Financial Holdings Inc 141,884
7,480 Mastercard Inc, Class A 3,299,877

Shares Description (a) Value
FINANCIAL SERVICES (continued)
7,780 MGIC Investment Corp $ 167,659
14,535 Morgan Stanley 1,412,657
440 PennyMac Financial Services Inc 41,624
4,239 Radian Group Inc 131,833
3,649 (b) Robinhood Markets Inc, Class A 82,869
4,781 (b) Rocket Cos Inc, Class A 65,500
3,398 S&P Global Inc 1,515,508
6,607 (b),(c) SoFi Technologies Inc 43,672
1,592 (b) Toast Inc, Class A 41,026
1,119 Tradeweb Markets Inc, Class A 118,614
468 (b),(c) Upstart Holdings Inc 11,040
14,045 Visa Inc, Class A 3,686,391
4,222 Voya Financial Inc 300,395
8,999 Western Union Co/The 109,968
2,878 XP Inc, Class A 50,624
TOTAL FINANCIAL SERVICES 23,034,793
FOOD, BEVERAGE & TOBACCO - 2.6%
188 (b) Boston Beer Co Inc/The, Class A 57,349
846 Cal-Maine Foods Inc 51,699
46,630 (d) Coca-Cola Co/The 2,968,000
2,034 (b) Darling Ingredients Inc 74,750
6,799 Flowers Foods Inc 150,938
646 (b) Freshpet Inc 83,586
2,784 Ingredion Inc 319,325
485 Lancaster Colony Corp 91,650
16,493 PepsiCo Inc 2,720,190
11,325 Philip Morris International Inc 1,147,562
4,686 (b) Pilgrim's Pride Corp 180,364
3,247 (b) Post Holdings Inc 338,207
2,100 (b) Simply Good Foods Co/The 75,873
TOTAL FOOD, BEVERAGE & TOBACCO 8,259,493
HEALTH CARE EQUIPMENT & SERVICES - 4.7%
18,190 Abbott Laboratories 1,890,124
1,735 (b) Acadia Healthcare Co Inc 117,182
6,194 (b) agilon health Inc 40,509
43 (b) Amedisys Inc 3,947
805 (b) AMN Healthcare Services Inc 41,240
23,584 (b) Boston Scientific Corp 1,816,204
279 Chemed Corp 151,380
1,373 CONMED Corp 95,176
8,288 DENTSPLY SIRONA Inc 206,454
1,637 (b) Doximity Inc, Class A 45,787
2,253 Encompass Health Corp 193,285
1,954 (b) Enovis Corp 88,321
8,466 (b) Envista Holdings Corp 140,790
2,780 (b) Globus Medical Inc, Class A 190,402
757 (b) Haemonetics Corp 62,627
1,221 (b) HealthEquity Inc 105,250
461 (b) Hims & Hers Health Inc 9,308
639 (b) ICU Medical Inc 75,881
767 (b) Inari Medical Inc 36,931
481 (b) Inspire Medical Systems Inc 64,372
892 (b) Integra LifeSciences Holdings Corp 25,993
3,572 (b) Intuitive Surgical Inc 1,589,004
697 (b) Lantheus Holdings Inc 55,962
1,911 McKesson Corp 1,116,100
15,485 Medtronic PLC 1,218,824
1,383 (b) Merit Medical Systems Inc 118,869
5,175 (b) Neogen Corp 80,885

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

SPXX
Shares Description (a) Value
HEALTH CARE EQUIPMENT & SERVICES (continued)
656 (b) Omnicell Inc $ 17,758
2,090 (b) Option Care Health Inc 57,893
433 (b) Penumbra Inc 77,927
7,161 Premier Inc, Class A 133,696
593 (b) Privia Health Group Inc 10,306
1,424 (b) Progyny Inc 40,741
526 (b) QuidelOrtho Corp 17,474
361 (b) STAAR Surgical Co 17,187
1,122 (b) Tandem Diabetes Care Inc 45,205
1,016 (b) Teladoc Health Inc 9,936
1,806 (b) Tenet Healthcare Corp 240,252
8,674 UnitedHealth Group Inc 4,417,321
1,340 (b) Veeva Systems Inc, Class A 245,234
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,911,737
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
1,282 (b) BellRing Brands Inc 73,253
22,455 Procter & Gamble Co/The 3,703,279
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,776,532
INSURANCE - 2.1%
1,136 American Financial Group Inc/OH 139,751
5,688 Arthur J Gallagher & Co 1,474,955
650 Hanover Insurance Group Inc/The 81,536
196 Kinsale Capital Group Inc 75,515
473 Lincoln National Corp 14,710
117 (b) Markel Group Inc 184,352
8,946 Marsh & McLennan Cos Inc 1,885,102
4,947 Old Republic International Corp 152,862
1,422 Primerica Inc 336,417
1,161 Reinsurance Group of America Inc 238,318
436 RenaissanceRe Holdings Ltd 97,450
965 RLI Corp 135,766
1,002 Selective Insurance Group Inc 94,018
6,012 Travelers Cos Inc/The 1,222,480
7,525 Unum Group 384,603
TOTAL INSURANCE 6,517,835
MATERIALS - 1.6%
2,176 Alcoa Corp 86,561
20,212 (b) Arcadium Lithium PLC 67,912
2,255 Ashland Inc 213,075
7,632 (b) Axalta Coating Systems Ltd 260,785
3,411 Berry Global Group Inc 200,737
2,824 Cabot Corp 259,497
4,941 Chemours Co/The 111,518
4,597 (b) Cleveland-Cliffs Inc 70,748
2,782 (b) Coeur Mining Inc 15,635
812 Compass Minerals International Inc 8,388
4,146 Crown Holdings Inc 308,421
12,941 Element Solutions Inc 350,960
10,647 Graphic Packaging Holding Co 279,058
3,334 HB Fuller Co 256,585
14,773 Hecla Mining Co 71,649
212 (b) Ingevity Corporation 9,267
1,550 Louisiana-Pacific Corp 127,612
1,379 Minerals Technologies Inc 114,678
9,015 (b),(c) MP Materials Corp 114,761
225 NewMarket Corp 116,003
3,302 Olin Corp 155,689

Shares Description (a) Value
MATERIALS (continued)
555 Reliance Inc $ 158,508
2,738 Royal Gold Inc 342,688
3,446 RPM International Inc 371,066
1,767 Scotts Miracle-Gro Co/The 114,961
1,579 Sensient Technologies Corp 117,146
3,858 Silgan Holdings Inc 163,309
2,746 Southern Copper Corp 295,854
199 Stepan Co 16,708
8,818 Tronox Holdings PLC 138,354
3,457 United States Steel Corp 130,675
TOTAL MATERIALS 5,048,808
MEDIA & ENTERTAINMENT - 9.3%
44,594 Alphabet Inc, Class A 8,122,797
36,908 (d) Alphabet Inc, Class C 6,769,665
16 (b) AMC Entertainment Holdings Inc, Class A 80
115 (c) Cable One Inc 40,710
40,347 Comcast Corp, Class A 1,579,988
1,498 (b) IAC Inc 70,181
1,107 (b) Liberty Media Corp-Liberty Formula One,
Class A
71,103
1,131 (b) Liberty Media Corp-Liberty Live, Class A 42,424
16,581 Meta Platforms Inc 8,360,473
3,464 (b) Netflix Inc 2,337,783
2,539 (b) Pinterest Inc, Class A 111,894
1,382 (b) ROBLOX Corp, Class A 51,424
641 (b) Roku Inc 38,415
21,538 (c) Sirius XM Holdings Inc 60,953
721 (b) Spotify Technology SA 226,243
704 TKO Group Holdings Inc 76,025
2,279 (b) TripAdvisor Inc 40,589
14,897 Walt Disney Co/The 1,479,123
872 (b) Ziff Davis Inc 48,004
TOTAL MEDIA & ENTERTAINMENT 29,527,874
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
15,731 (d) AbbVie Inc 2,698,180
2,527 (b) Alkermes PLC 60,901
5,222 (d) Amgen Inc 1,631,614
913 (b) BioMarin Pharmaceutical Inc 75,167
1,543 Bruker Corp 98,459
5,710 Danaher Corp 1,426,644
5,649 (b) Elanco Animal Health Inc 81,515
6,385 Eli Lilly & Co 5,780,851
1,149 (b) Exact Sciences Corp 48,545
4,414 (b) Exelixis Inc 99,183
71 (b) GRAIL Inc 1,084
1,621 (b) Halozyme Therapeutics Inc 84,876
423 (b) Illumina Inc 44,153
1,132 (b) Ionis Pharmaceuticals Inc 53,951
862 (b) Jazz Pharmaceuticals PLC 92,001
18,193 Johnson & Johnson 2,659,089
395 (b) Medpace Holdings Inc 162,681
23,452 Merck & Co Inc 2,903,358
3,026 (b) Mural Oncology PLC 9,502
904 (b) Neurocrine Biosciences Inc 124,454
1,447 (b) Novavax Inc 18,319
50,011 Pfizer Inc 1,399,308
186 (b) Repligen Corp 23,447
399 (b) Sarepta Therapeutics Inc 63,042
3,729 Thermo Fisher Scientific Inc 2,062,136

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

SPXX
Shares Description (a) Value
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,534 (b) Vertex Pharmaceuticals Inc $ 1,187,736
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 22,890,196
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,231 (b) Jones Lang LaSalle Inc 252,699
4,753 (b) Opendoor Technologies Inc 8,746
1,785 (b) Zillow Group Inc, Class C 82,806
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 344,251
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.7%
5,912 Analog Devices Inc 1,349,473
11,856 (d) Applied Materials Inc 2,797,897
3,641 Broadcom Inc 5,845,735
861 (b) Lattice Semiconductor Corp 49,929
3,050 Marvell Technology Inc 213,195
183,690 NVIDIA Corp 22,693,062
10,222 QUALCOMM Inc 2,036,018
693 (b) Semtech Corp 20,707
10,200 Texas Instruments Inc 1,984,206
521 Universal Display Corp 109,540
2,647 (b),(c) Wolfspeed Inc 60,246
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 37,160,008
SOFTWARE & SERVICES - 11.0%
3,572 (b) Adobe Inc 1,984,390
993 (b) Altair Engineering Inc, Class A 97,393
2,425 Amdocs Ltd 191,382
438 (b) BlackLine Inc 21,221
2,883 (b) Box Inc, Class A 76,227
361 (b) C3.ai Inc, Class A 10,455
725 (b) Cleanspark Inc 11,564
805 (b) Cloudflare Inc, Class A 66,678
382 (b) DocuSign Inc 20,437
7,313 (b) Dropbox Inc, Class A 164,323
1,426 (b) Dynatrace Inc 63,799
515 (b) Elastic NV 58,664
1,172 (b) Five9 Inc 51,685
340 (b) Globant SA 60,608
2,495 Intuit Inc 1,639,739
673 (b) Manhattan Associates Inc 166,016
602 (b),(c) Marathon Digital Holdings Inc 11,950
55,232 Microsoft Corp 24,685,943
55 (b),(c) MicroStrategy Inc, Class A 75,761
192 (b) MongoDB Inc 47,992
2,273 (b) Nutanix Inc, Class A 129,220
112 (b) Okta Inc 10,484
14,001 Oracle Corp 1,976,941
4,962 (b) Palantir Technologies Inc, Class A 125,687
380 Pegasystems Inc 23,001
1,278 (b) RingCentral Inc, Class A 36,040
1,882 (b) Riot Platforms Inc 17,201
7,413 Salesforce Inc 1,905,882
2,769 (b) SentinelOne Inc, Class A 58,287
86 (b) Snowflake Inc, Class A 11,618
1,110 (b) Teradata Corp 38,362
2,685 (b) Terawulf Inc 11,948
632 (b) Trade Desk Inc/The, Class A 61,727
1,346 (b) Twilio Inc, Class A 76,466
3,241 (b) UiPath Inc, Class A 41,096
3,998 (b) Unity Software Inc 65,007

Shares Description (a) Value
SOFTWARE & SERVICES (continued)
410 (b) Wix.com Ltd $ 65,219
1,207 (b) Workday Inc, Class A 269,837
2,638 (b) Zoom Video Communications Inc, Class A 156,143
TOTAL SOFTWARE & SERVICES 34,586,393
TECHNOLOGY HARDWARE & EQUIPMENT - 8.4%
108,834 (d) Apple Inc 22,922,618
1,206 (b) Arrow Electronics Inc 145,637
3,111 Avnet Inc 160,186
3,370 (b) Ciena Corp 162,367
43,703 Cisco Systems Inc 2,076,329
1,796 (b) Coherent Corp 130,138
5,255 Dell Technologies Inc, Class C 724,717
691 (b) IPG Photonics Corp 58,313
1,321 (b) Pure Storage Inc, Class A 84,821
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 26,465,126
TELECOMMUNICATION SERVICES - 0.6%
2,306 (b),(c) AST SpaceMobile Inc 26,773
839 Cogent Communications Holdings Inc 47,353
1,483 Iridium Communications Inc 39,477
20,069 (b) Lumen Technologies Inc 22,076
607 Telephone and Data Systems Inc 12,583
1,094 (b) United States Cellular Corp 61,067
40,309 Verizon Communications Inc 1,662,343
TOTAL TELECOMMUNICATION SERVICES 1,871,672
TRANSPORTATION - 1.4%
272 Avis Budget Group Inc 28,429
942 Copa Holdings SA, Class A 89,659
935 (b) GXO Logistics Inc 47,218
4,206 (b) JetBlue Airways Corp 25,615
2,294 Knight-Swift Transportation Holdings Inc 114,516
397 (b) Saia Inc 188,293
15,981 (b) Uber Technologies Inc 1,161,499
6,904 Union Pacific Corp 1,562,100
8,775 United Parcel Service Inc, Class B 1,200,858
1,308 (b) XPO Inc 138,844
TOTAL TRANSPORTATION 4,557,031
UTILITIES - 2.1%
1,280 ALLETE Inc 79,808
2,994 Avangrid Inc 106,377
2,058 Black Hills Corp 111,914
2,908 Brookfield Renewable Corp, Class A 82,529
8,533 Clearway Energy Inc, Class C 210,680
16,505 Duke Energy Corp 1,654,296
9,953 Essential Utilities Inc 371,545
11,064 Hawaiian Electric Industries Inc 99,797
5,952 IDACORP Inc 554,429
2,125 New Jersey Resources Corp 90,823
18,838 NextEra Energy Inc 1,333,919
21,110 OGE Energy Corp 753,627
837 Otter Tail Corp 73,313
6,569 PNM Resources Inc 242,790
12,061 Portland General Electric Co 521,518
69 Southwest Gas Holdings Inc 4,856
1,283 (b),(c) Sunnova Energy International Inc 7,159

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

SPXX
Investments in Derivatives
Shares Description (a) Value
UTILITIES (continued)
14,575 UGI Corp $ 333,767
TOTAL UTILITIES 6,633,147
TOTAL COMMON STOCKS
(cost $100,531,146) 310,639,023
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 2.1% X 6,131,428
3,500
SPDR S&P 500 ETF Trust
$ 1,904,770
15,800
Vanguard Total Stock Market ETF
4,226,658
TOTAL EXCHANGE-TRADED FUNDS
(cost $5,303,014) 6,131,428
TOTAL LONG-TERM INVESTMENTS
(cost $105,834,160) 316,770,451
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
619,337 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.330%(f) $ 619,337
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $619,337) 619,337
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.8%
–
REPURCHASE AGREEMENTS - 1.8% X 5,687,791
$ 5,688 (g) Fixed Income Clearing Corporation 1.600% 7/01/24 $ 5,687,791
TOTAL REPURCHASE AGREEMENTS
(cost $5,687,791) 5,687,791
TOTAL SHORT-TERM INVESTMENTS
(cost $5,687,791) 5,687,791
TOTAL INVESTMENTS (cost $112,141,288 ) - 102.3% 323,077,579
OTHER ASSETS & LIABILITIES, NET -   (2.3)% (7,314,835)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 315,762,744
Options Written
Type Description(h)
Number of
Contracts
Notional
Amount (i)
Exercise
Price Expiration Date Value
Call Russell 2000 Index (25) $ (5,250,000) $ 2,100 7/19/24 $ (35,500)
Call S&P 500 Index (99) (53,460,000) 5,400 7/19/24 (1,106,325)
Call S&P 500 Index (40) (22,000,000) 5,500 7/19/24 (178,400)
Call S&P 500 Index (10) (5,550,000) 5,550 7/19/24 (23,300)
Call S&P 500 Index (25) (13,625,000) 5,450 7/31/24 (155,875)
Call S&P 500 Index (50) (28,000,000) 5,600 7/31/24 (118,000)
Call S&P 500 Index (20) (11,400,000) 5,700 7/31/24 (12,200)
Call S&P 500 Index (45) (25,650,000) 5,700 8/16/24 (72,000)
Total Options Written (premiums received $839,773) (314) $(164,935,000) $(1,701,600)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $577,738.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 1.600% dated 6/28/24 to be repurchased at $5,688,549 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 0.750% and maturity date 8/31/26, valued at $5,801,594.
(h) Exchange-traded, unless otherwise noted.
(i) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt
See Notes to Financial Statements

Nuveen Nasdaq 100 Dynamic Overwrite Fund
Portfolio of Investments June 30, 2024
(Unaudited)
QQQX
Shares Description (a) Value
LONG-TERM INVESTMENTS - 100.6%
X –
COMMON STOCKS - 99 .5 % X 1,336,299,475
AUTOMOBILES & COMPONENTS - 2.8%
40,233 Ford Motor Co $ 504,522
4,110 Lear Corp 469,403
187,802 (b) Tesla Inc 37,162,260
TOTAL AUTOMOBILES & COMPONENTS 38,136,185
CAPITAL GOODS - 1.6%
7,468 3M Co 763,155
1,478 (b) Axon Enterprise Inc 434,887
9,138 Caterpillar Inc 3,043,868
4,624 EMCOR Group Inc 1,688,130
3,812 (b),(c) Enovix Corp 58,933
7,764 Fortive Corp 575,312
12,364 (b) GE Vernova Inc 2,120,550
30,184 General Electric Co 4,798,350
584 HEICO Corp 130,588
2,990 Howmet Aerospace Inc 232,114
6,441 (b),(c) Plug Power Inc 15,007
7,632 Rockwell Automation Inc 2,100,937
116 TransDigm Group Inc 148,203
4,996 United Rentals Inc 3,231,063
5,734 Vertiv Holdings Co, Class A 496,392
1,840 Watsco Inc 852,362
1,390 WW Grainger Inc 1,254,114
TOTAL CAPITAL GOODS 21,943,965
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
21,698 (b) ACV Auctions Inc, Class A 395,989
634 Booz Allen Hamilton Holding Corp 97,573
19,119 Robert Half Inc 1,223,234
7,070 Rollins Inc 344,945
4,378 Tetra Tech Inc 895,213
9,596 Veralto Corp 916,130
7,562 Waste Connections Inc 1,326,072
9,915 Waste Management Inc 2,115,266
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 7,314,422
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.6%
3,906 (b) Abercrombie & Fitch Co, Class A 694,643
360,736 (b),(d) Amazon.com Inc 69,712,232
940 (b) AutoZone Inc 2,786,254
1,817 (b) Burlington Stores Inc 436,080
1,711 (b) Carvana Co 220,240
52,348 (b) Coupang Inc 1,096,690
8,039 Dick's Sporting Goods Inc 1,727,179
1,571 Dillard's Inc, Class A 691,853
16,562 eBay Inc 889,711
5,972 Gap Inc/The 142,671
4,325 Lowe's Cos Inc 953,489
14,611 (b) Ollie's Bargain Outlet Holdings Inc 1,434,362
7,621 Pool Corp 2,342,162
181 (b),(c) Savers Value Village Inc 2,215
24,886 TJX Cos Inc/The 2,739,949
6,915 Tractor Supply Co 1,867,050
3,191 Williams-Sonoma Inc 901,043
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 88,637,823

Shares Description (a) Value
CONSUMER DURABLES & APPAREL - 0.3%
2,696 (b) Deckers Outdoor Corp $ 2,609,593
8,831 NIKE Inc, Class B 665,593
3,437 (b) Skechers USA Inc, Class A 237,565
TOTAL CONSUMER DURABLES & APPAREL 3,512,751
CONSUMER SERVICES - 2.9%
6,160 Booking Holdings Inc 24,402,840
87,000 (b) Chipotle Mexican Grill Inc 5,450,550
10,528 Darden Restaurants Inc 1,593,097
433 Domino's Pizza Inc 223,571
13,319 (b) DraftKings Inc, Class A 508,386
26,996 Hilton Worldwide Holdings Inc 5,890,527
10,345 Service Corp International/US 735,840
1,480 Wingstop Inc 625,537
TOTAL CONSUMER SERVICES 39,430,348
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.4%
33,397 (b) BJ's Wholesale Club Holdings Inc 2,933,592
2,618 Casey's General Stores Inc 998,924
3,129 Dollar General Corp 413,748
210,528 (b) HF Foods Group Inc 631,584
43,339 Kroger Co/The 2,163,916
27,218 (b) Maplebear Inc 874,787
22,357 (b) Performance Food Group Co 1,478,021
36,930 (b) Sprouts Farmers Market Inc 3,089,564
22,350 Sysco Corp 1,595,567
17,183 Target Corp 2,543,771
46,686 (b) US Foods Holding Corp 2,473,424
192,024 Walmart Inc 13,001,945
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 32,198,843
ENERGY - 0.4%
10,103 (b) Antero Resources Corp 329,661
4,902 (b) Clean Energy Fuels Corp 13,088
24,611 Exxon Mobil Corp 2,833,218
2,476 Hess Corp 365,260
5,484 Select Water Solutions Inc 58,679
53,009 TechnipFMC PLC 1,386,185
423 Texas Pacific Land Corp 310,596
3,266 (b) Tidewater Inc 310,956
1,848 (b) Weatherford International PLC 226,288
TOTAL ENERGY 5,833,931
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
55,254 CubeSmart 2,495,823
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,495,823
FINANCIAL SERVICES - 2.2%
5,861 (b) Berkshire Hathaway Inc, Class B 2,384,255
666 (b) Coinbase Global Inc, Class A 148,005
11,527 Jack Henry & Associates Inc 1,913,713
8,130 Mastercard Inc, Class A 3,586,631
8,682 Moody's Corp 3,654,514
19,418 Morgan Stanley 1,887,235
143,943 (b) PayPal Holdings Inc 8,353,012
3,079 S&P Global Inc 1,373,234
11,343 SEI Investments Co 733,779
11,700 (b) Toast Inc, Class A 301,509
17,825 Visa Inc, Class A 4,678,528
TOTAL FINANCIAL SERVICES 29,014,415

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

QQQX
Shares Description (a) Value
FOOD, BEVERAGE & TOBACCO - 2.7%
70,834 (b) Bridgford Foods Corp $ 711,173
10,559 Brown-Forman Corp, Class B 456,043
10,507 Cal-Maine Foods Inc 642,083
6,159 Campbell Soup Co 278,325
37,908 (b) Celsius Holdings Inc 2,164,168
78,623 Coca-Cola Co/The 5,004,354
190 Coca-Cola Consolidated Inc 206,150
7,494 Constellation Brands Inc, Class A 1,928,056
4,567 (b) Freshpet Inc 590,924
40,685 General Mills Inc 2,573,733
21,447 Hershey Co/The 3,942,602
853 Ingredion Inc 97,839
30,851 Kellanova 1,779,486
1,022 Lamb Weston Holdings Inc 85,930
20,310 McCormick & Co Inc/MD 1,440,792
242,394 (b) Monster Beverage Corp 12,107,580
10,703 (b) Post Holdings Inc 1,114,825
12,843 Tyson Foods Inc, Class A 733,849
20,334 (b) Vital Farms Inc 951,021
TOTAL FOOD, BEVERAGE & TOBACCO 36,808,933
HEALTH CARE EQUIPMENT & SERVICES - 1.6%
26,882 Abbott Laboratories 2,793,309
11,805 (b) Axonics Inc 793,650
2,837 Becton Dickinson & Co 663,035
50,911 (b) Boston Scientific Corp 3,920,656
9,791 Cardinal Health Inc 962,651
4,236 Cencora Inc 954,371
4,014 (b) Edwards Lifesciences Corp 370,773
768 Embecta Corp 9,600
1,777 (b) Glaukos Corp 210,308
5,327 (b) Hims & Hers Health Inc 107,552
17,865 (b) LENSAR Inc 80,392
5,949 McKesson Corp 3,474,454
313 (b) Novocure Ltd 5,362
271 (b) Penumbra Inc 48,772
2,672 (b) PROCEPT BioRobotics Corp 163,232
2,655 (b) RxSight Inc 159,751
19,914 Stryker Corp 6,775,739
695 (b) TransMedics Group Inc 104,681
1 (b) Venus Concept Inc 1
TOTAL HEALTH CARE EQUIPMENT & SERVICES 21,598,289
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
9,229 Colgate-Palmolive Co 895,582
4,331 (b) elf Beauty Inc 912,629
11,199 Procter & Gamble Co/The 1,846,939
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,655,150
INSURANCE - 0.1%
5,928 Progressive Corp/The 1,231,305
TOTAL INSURANCE 1,231,305
MATERIALS - 0.5%
7,904 Air Products and Chemicals Inc 2,039,627
4,212 Ball Corp 252,804
1,460 Carpenter Technology Corp 159,987
13,576 CF Industries Holdings Inc 1,006,253
6,845 (b) comScore Inc 97,131
35,023 Freeport-McMoRan Inc 1,702,118

Shares Description (a) Value
MATERIALS (continued)
7,747 International Paper Co $ 334,283
3,839 Sherwin-Williams Co/The 1,145,673
TOTAL MATERIALS 6,737,876
MEDIA & ENTERTAINMENT - 16.4%
384,090 Alphabet Inc, Class A 69,961,993
298,496 (d) Alphabet Inc, Class C 54,750,136
448 (b) AMC Entertainment Holdings Inc, Class A 2,231
642,116 Comcast Corp, Class A 25,145,262
12,565 (b) Liberty Media Corp-Liberty Formula One,
Class C
902,670
37,991 (b) Match Group Inc 1,154,167
124,999 Meta Platforms Inc 63,026,996
25,957 New York Times Co/The, Class A 1,329,258
6,270 News Corp, Class B 178,005
4,367 (b) Roku Inc 261,714
42,393 Saga Communications Inc, Class A 667,690
637 (b) Spotify Technology SA 199,884
8,142 TKO Group Holdings Inc 879,255
11,379 Walt Disney Co/The 1,129,821
TOTAL MEDIA & ENTERTAINMENT 219,589,082
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%
3,964 (b) 89bio Inc 31,752
14,007 Agilent Technologies Inc 1,815,728
5,468 (b) Agios Pharmaceuticals Inc 235,780
66,016 (d) Amgen Inc 20,626,699
803 (b) Arcus Biosciences Inc 12,230
1,819 (b) Arvinas Inc 48,422
3,906 (b) Avidity Biosciences Inc 159,560
3,399 (b) Blueprint Medicines Corp 366,344
6,301 (b) Cerevel Therapeutics Holdings Inc 257,648
5,019 (b) Charles River Laboratories International Inc 1,036,825
5,067 (b) Cytokinetics Inc 274,530
16,193 Danaher Corp 4,045,821
22,400 (b) Day One Biopharmaceuticals Inc 308,672
3,634 (b) Disc Medicine Inc 163,784
3,533 (b) Dyne Therapeutics Inc 124,680
6,554 (b) Editas Medicine Inc 30,607
2,706 Eli Lilly & Co 2,449,958
5,556 (b) Exelixis Inc 124,843
172,825 Gilead Sciences Inc 11,857,523
11,370 (b),(c) Humacyte Inc 54,576
48,226 (b),(c) ImmunityBio Inc 304,788
13,603 (b) Insmed Inc 911,401
7,172 (b) Iovance Biotherapeutics Inc 57,520
22,160 (b) Kura Oncology Inc 456,274
13,750 (b) Liquidia Corp 165,000
1,618 (b) Madrigal Pharmaceuticals Inc 453,299
632 (b) Natera Inc 68,439
7,810 (b) Neurocrine Biosciences Inc 1,075,203
13,272 (b) Regeneron Pharmaceuticals Inc 13,949,270
4,581 (b) Revance Therapeutics Inc 11,773
4,032 (b) REVOLUTION Medicines Inc 156,482
2,111 (b) Sarepta Therapeutics Inc 333,538
3,102 (b) SpringWorks Therapeutics Inc 116,852
7,842 (b) Tarsus Pharmaceuticals Inc 213,146
7,934 (b) Twist Bioscience Corp 390,988
2,769 (b) Vaxcyte Inc 209,087
2,196 (b) Viking Therapeutics Inc 116,410
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 63,015,452

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

QQQX
Shares Description (a) Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.6%
166,423 (b),(d) Advanced Micro Devices Inc $ 26,995,475
9,336 (b) Allegro MicroSystems Inc 263,649
13,979 (b) Ambarella Inc 754,167
94,350 Analog Devices Inc 21,536,331
165,056 Applied Materials Inc 38,951,565
9,301 (b) Axcelis Technologies Inc 1,322,509
32,479 Broadcom Inc 52,146,009
15,643 (b) Cirrus Logic Inc 1,996,985
16,905 (b) Credo Technology Group Holding Ltd 539,946
10,198 Entegris Inc 1,380,809
6,555 (b) First Solar Inc 1,477,890
3,624 (b) FormFactor Inc 219,361
3,858 (b) Impinj Inc 604,819
420,372 Intel Corp 13,018,921
37,130 (b) Lattice Semiconductor Corp 2,153,169
13,569 (b) MACOM Technology Solutions Holdings Inc 1,512,536
1,202 MKS INSTRUMENTS INC 156,957
6,123 Monolithic Power Systems Inc 5,031,147
9,503 (b) Navitas Semiconductor Corp 37,347
845,420 NVIDIA Corp 104,443,187
8,893 (b) Onto Innovation Inc 1,952,547
12,494 Power Integrations Inc 876,954
12,202 (b) Qorvo Inc 1,415,920
140,959 QUALCOMM Inc 28,076,213
13,523 (b) Semtech Corp 404,067
9,889 (b) Silicon Laboratories Inc 1,094,020
1,520 (b) SiTime Corp 189,057
20,407 Skyworks Solutions Inc 2,174,978
6,340 (b) SYNAPTICS INC 559,188
15,575 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
2,707,091
7,368 Teradyne Inc 1,092,601
9,995 Universal Display Corp 2,101,449
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 317,186,864
SOFTWARE & SERVICES - 14.9%
1,868 (b) Appfolio Inc, Class A 456,857
6,319 (b) AppLovin Corp, Class A 525,867
52,492 (b) Autodesk Inc 12,989,145
4,846 Bentley Systems Inc, Class B 239,199
5,650 (b) Cleanspark Inc 90,117
901 (b) CommVault Systems Inc 109,535
20,252 (b) Confluent Inc, Class A 598,042
1,335 (b) Fair Isaac Corp 1,987,361
8,062 (b) Guidewire Software Inc 1,111,669
9,174 (b) HashiCorp Inc, Class A 309,072
2,074 (b) HubSpot Inc 1,223,224
9,067 (b) Manhattan Associates Inc 2,236,648
5,006 (b) Marathon Digital Holdings Inc 99,369
340,211 Microsoft Corp 152,057,306
393 (b),(c) MicroStrategy Inc, Class A 541,350
11,808 (b) Nutanix Inc, Class A 671,285
40,479 Oracle Corp 5,715,635
80,164 (b) Palantir Technologies Inc, Class A 2,030,554
24,964 (b) PTC Inc 4,535,210
3,549 (b),(c) Riot Platforms Inc 32,438
22,714 Salesforce Inc 5,839,769
6,953 (b) ServiceNow Inc 5,469,716
2,332 (b) Tyler Technologies Inc 1,172,483
TOTAL SOFTWARE & SERVICES 200,041,851

Shares Description (a) Value
TECHNOLOGY HARDWARE & EQUIPMENT - 12.9%
703,547 (d) Apple Inc $ 148,181,069
497,907 Cisco Systems Inc 23,655,562
8,099 (b) Keysight Technologies Inc 1,107,538
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 172,944,169
TELECOMMUNICATION SERVICES - 0.4%
22,310 (b),(c) AST SpaceMobile Inc 259,019
19,815 Spok Holdings Inc 293,460
31,079 Telephone and Data Systems Inc 644,268
100,308 Verizon Communications Inc 4,136,702
TOTAL TELECOMMUNICATION SERVICES 5,333,449
TRANSPORTATION - 0.5%
11,239 Delta Air Lines Inc 533,178
228 FedEx Corp 68,364
1,881 (b) Saia Inc 892,139
33,792 (b) Uber Technologies Inc 2,456,003
10,994 Union Pacific Corp 2,487,502
4,685 (b) XPO Inc 497,313
TOTAL TRANSPORTATION 6,934,499
UTILITIES - 1.0%
6,056 Atmos Energy Corp 706,432
4,647 CMS Energy Corp 276,636
13,604 Duke Energy Corp 1,363,529
23,076 NextEra Energy Inc 1,634,011
17,908 NRG Energy Inc 1,394,317
69,334 PG&E Corp 1,210,572
3,827 Public Service Enterprise Group Inc 282,050
52,824 Southern Co/The 4,097,558
20,225 Vistra Corp 1,738,945
TOTAL UTILITIES 12,704,050
TOTAL COMMON STOCKS
(cost $379,299,708) 1,336,299,475
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 1 .1 % X 14,445,540
54,000
Vanguard Total Stock Market ETF
$ 14,445,540
TOTAL EXCHANGE-TRADED FUNDS
(cost $12,962,198) 14,445,540
TOTAL LONG-TERM INVESTMENTS
(cost $392,261,906) 1,350,745,015
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
1,253,092 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.330%(f) $ 1,253,092
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $1,253,092) 1,253,092

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

QQQX
Investments in Derivatives
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.5%
X –
REPURCHASE AGREEMENTS - 1 .5 % X 20,439,232
$ 40,878 (g) Fixed Income Clearing Corporation 1.600% 7/01/24 $ 20,439,232
TOTAL REPURCHASE AGREEMENTS
(cost $20,439,232) 20,439,232
TOTAL SHORT-TERM INVESTMENTS
(cost $20,439,232) 20,439,232
TOTAL INVESTMENTS (cost $ 413,954,230 ) - 102 .2% 1,372,437,339
OTHER ASSETS & LIABILITIES, NET -   (2.2)% (29,186,821)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,343,250,518
Options Written
Type Description (h)
Number of
Contracts
Notional
Amount (i)
Exercise
Price Expiration Date Value
Call Invesco QQQ Trust Series 1 (1,250) $ (59,375,000) $ 475 7/12/24 $ (952,560)
Call Invesco QQQ Trust Series 1 (1,250) (60,625,000) 485 7/19/24 (495,266)
Call Russell 2000 Index (122) (25,620,000) 2,100 7/19/24 (173,240)
Call S&P 500 Index (155) (83,700,000) 5,400 7/19/24 (1,732,125)
Call S&P 500 Index (60) (33,300,000) 5,550 7/19/24 (139,800)
Call NASDAQ 100 Stock INDEX (35) (67,375,000) 19,250 7/19/24 (2,191,175)
Call NASDAQ 100 Stock INDEX (100) (198,000,000) 19,800 7/19/24 (2,492,500)
Call S&P 500 Index (100) (54,500,000) 5,450 7/31/24 (623,500)
Call S&P 500 Index (100) (56,000,000) 5,600 7/31/24 (236,000)
Call S&P 500 Index (200) (114,000,000) 5,700 7/31/24 (122,000)
Total Options Written (premiums received $6,385,610) (3,372) $(752,495,000) $(9,158,166)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,147,664.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 1.600% dated 6/28/24 to be repurchased at $40,883,914 on 7/1/24, collateralized by
Government Agency Securities, with coupon rates 0.750%–1.375% and maturity date 8/31/26, valued at $20,848,099.
(h) Exchange-traded, unless otherwise noted.
(i) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR American Depositary Receipt
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
See Notes to Financial Statements

Nuveen Core Equity Alpha Fund
Portfolio of Investments June 30, 2024
(Unaudited)
JCE
Shares Description (a) Value
LONG-TERM INVESTMENTS - 100.1%
X –
COMMON STOCKS - 98 .8 % X 234,086,009
AUTOMOBILES & COMPONENTS - 0.6%
7,140 (b) Tesla Inc $ 1,412,863
TOTAL AUTOMOBILES & COMPONENTS 1,412,863
BANKS - 2.0%
2,985 Bank of America Corp 118,713
17,910 Citigroup Inc 1,136,569
17,150 JPMorgan Chase & Co 3,468,759
TOTAL BANKS 4,724,041
CAPITAL GOODS - 7.5%
4,710 Curtiss-Wright Corp 1,276,316
29,770 Flowserve Corp 1,431,937
670 Fortive Corp 49,647
10,660 (b) GE Vernova Inc 1,828,296
6,200 General Dynamics Corp 1,798,868
11,140 General Electric Co 1,770,926
9,220 Honeywell International Inc 1,968,839
3,770 Lockheed Martin Corp 1,760,967
3,380 Northrop Grumman Corp 1,473,511
2,140 Parker-Hannifin Corp 1,082,433
5,290 Trane Technologies PLC 1,740,040
18,000 Vertiv Holdings Co, Class A 1,558,260
TOTAL CAPITAL GOODS 17,740,040
COMMERCIAL & PROFESSIONAL SERVICES - 2.1%
7,840 Booz Allen Hamilton Holding Corp 1,206,576
25,400 Genpact Ltd 817,626
10,580 Leidos Holdings Inc 1,543,410
5,290 Verisk Analytics Inc 1,425,920
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,993,532
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.5%
56,920 (b),(c) Amazon.com Inc 10,999,790
68,720 (b) Coupang Inc 1,439,684
4,430 Home Depot Inc/The 1,524,983
10,020 Ross Stores Inc 1,456,107
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 15,420,564
CONSUMER SERVICES - 2.0%
550 Booking Holdings Inc 2,178,825
22,000 H&R Block Inc 1,193,060
3,050 Wingstop Inc 1,289,113
TOTAL CONSUMER SERVICES 4,660,998
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.9%
540 Costco Wholesale Corp 458,995
23,670 Kroger Co/The 1,181,843
19,360 Sysco Corp 1,382,110
7,060 Target Corp 1,045,162
42,387 Walmart Inc 2,870,024
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 6,938,134

Nuveen Core Equity Alpha Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

JCE
Shares Description (a) Value
ENERGY - 2.2%
43,210 Baker Hughes Co $ 1,519,696
1,189 Chevron Corp 185,983
2,830 EOG Resources Inc 356,212
10,430 Exxon Mobil Corp 1,200,702
25,080 HF Sinclair Corp 1,337,767
10,480 Ovintiv Inc 491,198
TOTAL ENERGY 5,091,558
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
46,890 Americold Realty Trust Inc 1,197,571
9,700 Digital Realty Trust Inc 1,474,885
28,590 Ventas Inc 1,465,523
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,137,979
FINANCIAL SERVICES - 8.2%
13,740 (b) Berkshire Hathaway Inc, Class B 5,589,432
15,220 (b) Block Inc 981,538
7,970 CME Group Inc 1,566,902
11,300 Global Payments Inc 1,092,710
11,780 Intercontinental Exchange Inc 1,612,564
1,701 Mastercard Inc, Class A 750,413
6,850 Nasdaq Inc 412,781
43,870 (b) NCR Corp ATM 1,185,367
25,340 (b) PayPal Holdings Inc 1,470,480
53,740 (b) Robinhood Markets Inc, Class A 1,220,436
18,100 State Street Corp 1,339,400
11,260 Tradeweb Markets Inc, Class A 1,193,560
4,090 Visa Inc, Class A 1,073,502
TOTAL FINANCIAL SERVICES 19,489,085
FOOD, BEVERAGE & TOBACCO - 2.5%
1,040 Coca-Cola Co/The 66,196
15,710 PepsiCo Inc 2,591,050
20,700 Philip Morris International Inc 2,097,531
71,550 WK Kellogg Co 1,177,713
TOTAL FOOD, BEVERAGE & TOBACCO 5,932,490
HEALTH CARE EQUIPMENT & SERVICES - 5.3%
19,240 Abbott Laboratories 1,999,228
13,370 (b) Boston Scientific Corp 1,029,624
12,940 Cardinal Health Inc 1,272,261
19,390 (b) Centene Corp 1,285,557
3,180 Humana Inc 1,188,207
2,760 (b) IDEXX Laboratories Inc 1,344,672
4,160 (b) Insulet Corp 839,488
20,960 Medtronic PLC 1,649,761
53,450 (b) Teladoc Health Inc 522,741
2,600 UnitedHealth Group Inc 1,324,076
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,455,615
HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
16,470 Colgate-Palmolive Co 1,598,249
11,940 Procter & Gamble Co/The 1,969,145
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,567,394
INSURANCE - 2.0%
4,700 Allstate Corp/The 750,402
8,870 Marsh & McLennan Cos Inc 1,869,086
3,550 Reinsurance Group of America Inc 728,709

Shares Description (a) Value
INSURANCE (continued)
4,900 Willis Towers Watson PLC $ 1,284,486
TOTAL INSURANCE 4,632,683
MATERIALS - 1.2%
6,390 Ecolab Inc 1,520,820
27,130 Westrock Co 1,363,554
TOTAL MATERIALS 2,884,374
MEDIA & ENTERTAINMENT - 10.5%
30,060 Alphabet Inc, Class A 5,475,429
35,820 (c) Alphabet Inc, Class C 6,570,105
52,050 Comcast Corp, Class A 2,038,278
13,570 Meta Platforms Inc 6,842,265
4,230 (b) Netflix Inc 2,854,742
3,790 (b) Spotify Technology SA 1,189,264
TOTAL MEDIA & ENTERTAINMENT 24,970,083
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
1,930 AbbVie Inc 331,034
27,490 Bristol-Myers Squibb Co 1,141,660
2,950 Eli Lilly & Co 2,670,871
24,950 Gilead Sciences Inc 1,711,820
648 (b) GRAIL Inc 9,965
3,890 (b) Illumina Inc 406,038
21,459 Johnson & Johnson 3,136,447
23,991 Merck & Co Inc 2,970,086
23,790 Pfizer Inc 665,644
4,003 Thermo Fisher Scientific Inc 2,213,659
7,690 Zoetis Inc 1,333,138
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 16,590,362
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.4%
2,940 (b) Advanced Micro Devices Inc 476,897
3,560 Applied Materials Inc 840,124
1,720 Broadcom Inc 2,761,512
4,600 (b) Cirrus Logic Inc 587,236
139,880 NVIDIA Corp 17,280,775
13,970 QUALCOMM Inc 2,782,545
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 24,729,089
SOFTWARE & SERVICES - 12.5%
5,190 (b) Adobe Inc 2,883,253
230 (b) Atlassian Corp PLC, Class A 40,682
7,940 (b) DocuSign Inc 424,790
2,470 (b) Dropbox Inc, Class A 55,501
3,360 Intuit Inc 2,208,226
42,115 Microsoft Corp 18,823,299
10,861 Salesforce Inc 2,792,363
430 (b) ServiceNow Inc 338,268
5,670 (b) VeriSign Inc 1,008,126
19,010 (b) Zoom Video Communications Inc, Class A 1,125,202
TOTAL SOFTWARE & SERVICES 29,699,710
TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
82,828 (c) Apple Inc 17,445,233
430 (b) Arista Networks Inc 150,707
10,080 TD SYNNEX Corp 1,163,232
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 18,759,172

Nuveen Core Equity Alpha Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

JCE
Investments in Derivatives
Shares Description (a) Value
UTILITIES - 2.2%
18,370 Ameren Corp $ 1,306,291
23,230 Evergy Inc 1,230,493
35,060 Exelon Corp 1,213,426
4,770 NiSource Inc 137,424
18,570 Public Service Enterprise Group Inc 1,368,609
TOTAL UTILITIES 5,256,243
TOTAL COMMON STOCKS
(cost $166,585,910) 234,086,009
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 1 .3 % X 3,015,237
5,510
iShares Core S&P 500 ETF
$ 3,015,237
TOTAL EXCHANGE-TRADED FUNDS
(cost $2,600,128) 3,015,237
TOTAL LONG-TERM INVESTMENTS
(cost $169,186,038) 237,101,246
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.4%
–
REPURCHASE AGREEMENTS - 2 .4 % X 5,535,669
$ 5,536 (d) Fixed Income Clearing Corporation 1.600% 7/01/24 $ 5,535,669
TOTAL REPURCHASE AGREEMENTS
(cost $5,535,669) 5,535,669
TOTAL SHORT-TERM INVESTMENTS
(cost $5,535,669) 5,535,669
TOTAL INVESTMENTS (cost $ 174,721,707 ) - 102 .5% 242,636,915
OTHER ASSETS & LIABILITIES, NET -   (2.5)% (5,840,499)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 236,796,416
Options Written
Type Description (e)
Number of
Contracts
Notional
Amount (f)
Exercise
Price Expiration Date Value
Call Russell 2000 Index (12) $ (2,520,000) $ 2,100 7/19/24 $ (17,040)
Call S&P 500 Index (30) (16,200,000) 5,400 7/19/24 (335,250)
Call S&P 500 Index (10) (5,450,000) 5,450 7/31/24 (62,350)
Call S&P 500 Index (20) (11,200,000) 5,600 7/31/24 (47,200)
Call S&P 500 Index (20) (11,400,000) 5,700 7/31/24 (12,200)
Call S&P 500 Index (30) (17,100,000) 5,700 8/16/24 (48,000)
Total Options Written (premiums received $308,607) (122) $(63,870,000) $(522,040)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Agreement with Fixed Income Clearing Corporation, 1.600% dated 6/28/24 to be repurchased at $5,536,407 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 0.750% and maturity date 8/31/26, valued at $5,646,394.

(e) Exchange-traded, unless otherwise noted.
(f) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

June 30, 2024 (Unaudited) BXMX DIAX SPXX QQQX JCE
ASSETS
Long-term investments, at value
†‡
$ 1,533,161,837 $ 578,412,872 $ 316,770,451 $ 1,350,745,015 $ 237,101,246
Investments purchased with collateral from securities lending, at value
(cost approximates value) 298,409 – 619,337 1,253,092 –
Short-term investments, at value
◊
34,048,409 11,209,722 5,687,791 20,439,232 5,535,669
Cash 3,652 – – 208,857 –
Cash denominated in foreign currencies
^
548 – – – –
Cash collateral at broker for investments in options contracts – – – 1,920,000 –
Receivables:
Dividends 981,066 189,043 155,983 170,064 101,810
Interest 14,418 1,495 758 2,725 738
Investments sold 30,378,835 – 319,884 – –
Reclaims 3,340 – – 329 –
Deferred offering costs – – 212,884 98,000 –
Other 126,379 35,560 23,648 90,544 21,219
Total assets 1,599,016,893 589,848,692 323,790,736 1,374,927,858 242,760,682
LIABILITIES
Cash overdraft – 276,343 193,145 – 136,950
Written options, at value
#
30,189,300 2,419,000 1,701,600 9,158,166 522,040
Payables:
Management fees 1,052,994 405,366 211,629 903,264 176,457
Collateral from securities lending 298,409 – 619,337 1,253,092 –
Dividends 23,563,199 10,134,148 5,133,507 19,776,935 5,005,124
Purchased options 629,719 8,007 – 12,563 –
Accrued expenses:
Custodian fees 100,689 49,103 51,754 89,304 45,982
Investor relations 193,650 85,909 48,267 171,158 26,757
Trustees fees 112,975 32,033 20,497 61,426 17,365
Professional fees 30,959 25,211 20,087 28,298 21,819
Shareholder reporting expenses 57,880 26,359 14,539 53,985 9,187
Shareholder servicing agent fees 953 911 3,584 2,076 2,585
Shelf offering costs – – – 70,714 –
Other 87,793 39,589 10,046 96,359 —
Total liabilities 56,318,520 13,501,979 8,027,992 31,677,340 5,964,266
Net assets applicable to common shares $ 1,542,698,373 $ 576,346,713 $ 315,762,744 $ 1,343,250,518 $ 236,796,416
Common shares outstanding 104,165,286 36,366,913 17,960,021 48,826,783 16,095,014
Net asset value ("NAV") per common share outstanding $ 14 .81 $ 15 .85 $ 17 .58 $ 27 .51 $ 14 .71
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 1,041,653 $ 363,669 $ 179,600 $ 488,268 $ 160,950
Paid-in capital 498,649,124 214,192,677 117,730,824 415,572,833 168,611,688
Total distributable earnings (loss) 1,043,007,596 361,790,367 197,852,320 927,189,417 68,023,778
Net assets applicable to common shares $ 1,542,698,373 $ 576,346,713 $ 315,762,744 $ 1,343,250,518 $ 236,796,416
Authorized shares:
Common Unlimited Unlimited Unlimited Unlimited Unlimited
†
Long-term investments, cost $ 440,644,028 $ 210,495,083 $ 105,834,160 $ 392,261,906 $ 169,186,038
◊
Short-term investments, cost $ 34,048,409 $ 11,209,722 $ 5,687,791 $ 20,439,232 $ 5,535,669
‡ Includes securities loaned of $ 280,442 $ — $ 577,738 $ 1,147,664 $ —
#
Written options, premiums received $ 21,289,090 $ 1,254,527 $ 839,773 $ 6,385,610 $ 308,607
^
Cash denominated in foreign currencies, cost $ 536 $ — $ — $ — $ —

Statement of Operations
See Notes to Financial Statements

Six Months Ended June 30, 2024 (Unaudited) BXMX DIAX SPXX QQQX JCE
INVESTMENT INCOME
Dividends $ 10,502,448 $ 5,704,815 $ 2,150,699 $ 5,470,714 $ 1,453,854
Interest 840,191 10,165 4,902 17,560 4,508
Securities lending income, net 19,646 1,346 13,112 49,380 —
Tax withheld (28,700) — (396) (2,736) —
Total investment income 11,333,585 5,716,326 2,168,317 5,534,918 1,458,362
EXPENSES
– – – – –
Management fees 6,260,679 2,510,667 1,244,942 5,243,258 1,027,790
Shareholder servicing agent fees 2,131 1,961 4,418 3,116 3,433
Interest expense 18,119 1,123 725 13,804 81
Trustees fees 25,416 10,111 5,144 21,483 3,840
Custodian expenses 56,424 26,651 19,738 54,081 24,308
Investor relations expenses 105,988 47,875 26,841 97,789 17,903
Professional fees 70,438 46,424 37,478 60,585 35,749
Shareholder reporting expenses 65,908 33,926 21,862 65,633 15,403
Stock exchange listing fees 16,355 5,710 3,830 — 3,830
Other 130,606 71,441 32,968 177,369 7,871
Total expenses 6,752,064 2,755,889 1,397,946 5,737,118 1,140,208
Net investment income (loss) 4,581,521 2,960,437 770,371 (202,200) 318,154
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 84,532,858 30,976,217 7,292,729 62,506,635 13,133,821
Written options (71,305,821) (20,401,364) (10,406,797) (46,352,430) (2,894,892)
Foreign currency transactions (218) — — (7) —
Net realized gain (loss) 13,226,819 10,574,853 (3,114,068) 16,154,198 10,238,929
Change in unrealized appreciation (depreciation) on:
Investments 119,432,608 (7,655,374) 35,578,893 160,617,198 22,575,006
Written options 2,337,198 1,622,169 530,297 2,837,877 152,525
Foreign currency translations (194) — — — —
Net change in unrealized appreciation (depreciation) 121,769,612 (6,033,205) 36,109,190 163,455,075 22,727,531
Net realized and unrealized gain (loss) 134,996,431 4,541,648 32,995,122 179,609,273 32,966,460
Net increase (decrease) in net assets applicable to
common shares from operations $ 139,577,952 $ 7,502,085 $ 33,765,493 $ 179,407,073 $ 33,284,614

Statement of Changes in Net Assets
See Notes to Financial Statements

BXMX DIAX
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 4,581,521 $ 11,871,582 $ 2,960,437 $ 7,202,799
Net realized gain (loss) 13,226,819 6,899,157 10,574,853 8,482,493
Net change in unrealized appreciation (depreciation) 121,769,612 222,417,717 (6,033,205) 27,007,581
Net increase (decrease) in net assets applicable to common shares from operations 139,577,952 241,188,456 7,502,085 42,692,873
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (49,270,180) (71,581,067) (20,852,788) (10,665,642)
Return of Capital – (26,959,293) – (31,039,934)
Total distributio ns (49,270,180) (98,540,360) (20,852,788) (41,705,576)
CAPITAL SHARE TRANSACTIONS
Common shares:
Reinvestments of distributions — 986,113 — —
Net increase (decrease) applicable to common shares from capital share transactions — 986,113 — —
Net increase (decrease) in net assets applicable to common shares 90,307,772 143,634,209 (13,350,703) 987,297
Net assets applicable to common shares at the beginning of the period 1,452,390,601 1,308,756,392 589,697,416 588,710,119
Net assets applicable to common shares at the end of the
period $ 1,542,698,373 $ 1,452,390,601 $ 576,346,713 $ 589,697,416

See Notes to Financial Statements

SPXX QQQX
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 770,371 $ 2,016,423 $ (202,200) $ (112,807)
Net realized gain (loss) (3,114,068) 8,126,599 16,154,198 43,535,160
Net change in unrealized appreciation (depreciation) 36,109,190 37,647,005 163,455,075 284,080,838
Net increase (decrease) in net assets applicable to common shares from operations 33,765,493 47,790,027 179,407,073 327,503,191
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (10,560,492) (13,323,270) (41,014,497) (59,281,400)
Return of Capital – (7,797,715) – (22,507,046)
Total distributions (10,560,492) (21,120,985) (41,014,497) (81,788,446)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs — (7,370) 32,892 7,390,865
Reinvestments of distributions — 135,722 — 2,001,708
Net increase (decrease) applicable to common shares from capital share transactions — 128,352 32,892 9,392,573
Net increase (decrease) in net assets applicable to common shares 23,205,001 26,797,394 138,425,468 255,107,318
Net assets applicable to common shares at the beginning of the period 292,557,743 265,760,349 1,204,825,050 949,717,732
Net assets applicable to common shares at the end of the
period $ 315,762,744 $ 292,557,743 $ 1,343,250,518 $ 1,204,825,050

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
JCE
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 318,154 $ 996,606
Net realized gain (loss) 10,238,929 2,422,294
Net change in unrealized appreciation (depreciation) 22,727,531 37,120,744
Net increase (decrease) in net assets applicable to common shares from operations 33,284,614 40,539,644
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (10,300,809) (1,294,889)
Return of Capital – (19,292,910)
Total distributions (10,300,809) (20,587,799)
CAPITAL SHARE TRANSACTIONS
Common shares:
Reinvestments of distributions 143,377 149,097
Net increase (decrease) applicable to common shares from capital share transactions 143,377 149,097
Net increase (decrease) in net assets applicable to common shares 23,127,182 20,100,942
Net assets applicable to common shares at the beginning of the period 213,669,234 193,568,292
Net assets applicable to common shares at the end of the period $ 236,796,416 $ 213,669,234

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
BXMX
6/30/24(c) $ 13.94 $ 0.04 $ 1.30 $ 1.34 $ (0.47) $ — $ — $ (0.47) $ — $ — $ 14.81 $ 13.50
12/31/23 12.57 0.11 2.20 2.31 (0.11) (0.57) (0.26) (0.94) — — 13.94 12.83
12/31/22 15.29 0.09 (1.86) (1.77) (0.10) (0.85) — (0.95) — — 12.57 12.65
12/31/21 13.75 0.04 2.36 2.40 (0.07) (0.41) (0.38) (0.86) — — 15.29 14.65
12/31/20 13.68 0.15 0.80 0.95 (0.12) — (0.76) (0.88) — (e) — (e) 13.75 12.88
12/31/19 12.61 0.16 1.84 2.00 (0.16) — (0.77) (0.93) — (e) — (e) 13.68 13.75
DIAX
6/30/24(c) 16.22 0.08 0.12 0.20 (0.57) — — (0.57) — — 15.85 14.01
12/31/23 16.19 0.20 0.98 1.18 (0.20) (0.10) (0.85) (1.15) — — 16.22 14.00
12/31/22 18.09 0.20 (0.95) (0.75) (0.20) (0.91) (0.04) (1.15) — — 16.19 15.51
12/31/21 16.65 0.17 2.36 2.53 (0.17) (0.16) (0.76) (1.09) — — 18.09 17.77
12/31/20 18.20 0.22 (0.66) (0.44) (0.22) (0.81) (0.08) (1.11) — (e) — (e) 16.65 15.20
12/31/19 16.90 0.27 2.21 2.48 (0.27) — (0.91) (1.18) — (e) — (e) 18.20 17.66
SPXX
6/30/24(c) 16.29 0.04 1.84 1.88 (0.59) — — (0.59) — — 17.58 16.33
12/31/23 14.80 0.11 2.56 2.67 (0.12) (0.63) (0.43) (1.18) — — 16.29 15.04
12/31/22 18.70 0.13 (2.85) (2.72) (0.13) (1.05) — (1.18) — — 14.80 16.12
12/31/21 16.17 0.11 3.40 3.51 (0.11) (0.60) (0.27) (0.98) — (e) — (e) 18.70 18.60
12/31/20 16.27 0.15 0.75 0.90 (0.15) — (0.85) (1.00) — (e) — (e) 16.17 15.24
12/31/19 14.42 0.17 2.74 2.91 (0.18) — (0.88) (1.06) — (e) — (e) 16.27 16.47
QQQX
6/30/24(c) 24.68 — (e) 3.67 3.67 (0.84) — — (0.84) — (e) — 27.51 25.08
12/31/23 19.61 — (e) 6.74 6.74 — (1.22) (0.46) (1.68) — (e) 0.01 24.68 23.15
12/31/22 29.63 0.01 (8.06) (8.05) (0.01) (1.96) — (1.97) — — 19.61 20.43
12/31/21 26.32 (0.06) 5.12 5.06 — (0.78) (1.01) (1.79) — (e) 0.04 29.63 30.65
12/31/20 24.12 0.04 3.70 3.74 (0.01) — (1.55) (1.56) — (e) 0.02 26.32 26.01
12/31/19 20.27 0.06 5.33 5.39 (0.05) — (1.51) (1.56) — (e) 0.02 24.12 24.05
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements.

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
9 .68% 8 .99% $ 1,542,698 0 .90% (d) 0 .61% (d) 5%
18 .84 9 .05 1,452,391 0 .91 0 .85 16
( 11 .63 ) ( 7 .09 ) 1,308,756 0 .89 0 .70 6
17 .80 20 .75 1,591,144 0 .89 0 .31 7
7 .92 1 .16 1,431,454 0 .91 1 .14 22
16 .16 22 .08 1,422,672 0 .91 1 .18 4
1 .22 4 .12 576,347 0 .94 (d) 1 .01 (d) 8
7 .67 ( 2 .18 ) 589,697 0 .94 1 .25 12
( 3 .92 ) ( 5 .93 ) 588,710 0 .93 1 .20 15
15 .45 24 .60 657,718 0 .92 0 .96 8
( 1 .49 ) ( 6 .73 ) 605,601 0 .94 1 .40 27
14 .94 17 .07 661,255 0 .95 1 .49 6
11 .60 12 .61 315,763 0 .92 (d) 0 .51 (d) 5
18 .45 0 .75 292,558 0 .94 0 .71 21
( 14 .70 ) ( 6 .79 ) 265,760 0 .92 0 .78 32
22 .15 29 .03 323,415 0 .90 0 .61 26
6 .60 ( 0 .24 ) 277,949 0 .93 1 .03 20
20 .62 25 .40 275,280 0 .99 1 .11 8
14 .97 12 .08 1,343,251 0 .91 (d) ( 0 .03 ) (d) 11
35 .03 21 .78 1,204,825 0 .92 ( 0 .01 ) 35
( 27 .68 ) ( 27 .25 ) 949,718 0 .92 0 .04 36
19 .85 25 .39 1,334,867 0 .90 ( 0 .21 ) 32
16 .61 15 .66 1,092,308 0 .94 0 .15 20
27 .33 28 .73 951,945 0 .91 0 .25 11
(c) Unaudited.
(d) Annualized.
(e) Value rounded to zero.

Financial Highlights (continuted)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
JCE
6/30/24(c) $ 13.28 $ 0.02 $ 2.05 $ 2.07 $ (0.64) $ — $ — $ (0.64) $ — $ 14.71 $ 15.00
12/31/23 12.04 0.06 2.46 2.52 (0.06) (0.02) (1.20) (1.28) — 13.28 13.55
12/31/22 17.33 0.10 (3.06) (2.96) (0.10) (1.93) (0.30) (2.33) — 12.04 13.54
12/31/21 15.21 0.01 3.95 3.96 (0.07) (1.77) — (1.84) — 17.33 18.58
12/31/20 15.04 0.14 0.96 1.10 (0.10) (0.83) — (0.93) — (e) 15.21 14.07
12/31/19 12.68 0.09 3.27 3.36 (0.10) (0.55) (0.35) (1.00) — 15.04 14.62
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.
(c) Unaudited.

See Notes to Financial Statements

Ratios to Average Net Assets
Expenses
NII
(Loss)
12/31/20
1.23%
0.94%
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
15 .71% 15 .65% $ 236,796 1 .01% (d) 0 .28% (d) 57%
21 .68 10 .60 213,669 1 .02 0 .48 105
( 17 .30 ) ( 14 .07 ) 193,568 1 .00 0 .66 92
26 .91 47 .15 278,044 0 .98 0 .09 104
8 .42 3 .62 243,790 1 .17 (f) 1 .00 (f) 169
26 .96 30 .26 241,024 1 .01 0 .64 35
(d) Annualized.
(e) Value rounded to zero.
(f) During the period ended December 31, 2020, the Adviser voluntarily reimbursed the Fund for certain expenses incurred in connection with a common shares equity shelf program. As a result, the Expenses and Net Investment Income (Loss) Ratios to Average Net Assets reflect this voluntary expense reimbursement from
Adviser. The Expenses and Net Investment Income (Loss) Ratios to Average Net Assets excluding this expense reimbursement from Adviser were as follows:

Notes to Financial Statements
(Unaudited)
1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”)
or
Nasdaq National Market
(“Nasdaq”) symbols are as follows (each a “Fund” and collectively, the “Funds”):
Nuveen S&P 500 Buy-Write Income Fund (BXMX)
Nuveen Dow 30SM Dynamic Overwrite Fund (DIAX)
Nuveen S&P 500 Dynamic Overwrite Fund (SPXX)
Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX)
Nuveen Core Equity Alpha Fund (JCE)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. Shares of BXMX, DIAX, SPXX and JCE are traded on the NYSE while shares of QQQX are traded on the Nasdaq. BXMX, DIAX, SPXX,
QQQX and JCE were organized as Massachusetts business trusts on July 23, 2004, May 20, 2014, November 11, 2004, May 20, 2014 and January 9,
2007, respectively.
Current Fiscal Period:
The end of the reporting period for the Funds is June 30, 2024, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Gateway Investment Advisers, LLC (“Gateway”), under which Gateway manages BXMX’s investment portfolio and Nuveen
Asset Management, LLC (“NAM”), a subsidiary of the Adviser, under which NAM manages the investment portfolios of DIAX, SPXX, QQQX and JCE.
Developments Regarding the Funds' Control Share By-Law:
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a
shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District
Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18( i ) of the 1940 Act. Following review of the judgment of the
District Court, on February 22, 2022, the Funds' Board of Trustees (the "Board") amended the Fund’s by-laws to provide that the Funds' Control
Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Fund's Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On November 30, 2023, the U.S. Court of Appeals for the Second Circuit upheld the opinion of the District Court. On
February 28, 2024, the Board of the Funds Amended and Restated By-Laws to eliminate the “control share” provisions.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The Funds’ distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
Foreign Currency Transactions and Translation:
 To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.
Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.
The books and records of the Fund are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy

Notes to Financial Statements
(Unaudited) (continued)
which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Purchased and written options traded and listed on a national market or exchange are valued at the mean of the closing bid and asked prices and are generally classified as Level 1.
Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
BXMX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,533,161,837 $ – $ – $ 1,533,161,837
Investments Purchased with Collateral from Securities
Lending 298,409 – – 298,409
Short-Term Investments:
Repurchase Agreements – 34,048,409 – 34,048,409
Investments in Derivatives:
Options Written (30,189,300) – – (30,189,300)
Total $ 1,503,270,946 $ 34,048,409 $ – $ 1,537,319,355

4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
DIAX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 569,777,067 $ – $ – $ 569,777,067
Exchange-Traded Funds 8,635,805 – – 8,635,805
Short-Term Investments:
Repurchase Agreements – 11,209,722 – 11,209,722
Investments in Derivatives:
Options Written (2,419,000) – – (2,419,000)
Total $ 575,993,872 $ 11,209,722 $ – $ 587,203,594
SPXX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 310,639,023 $ – $ – $ 310,639,023
Exchange-Traded Funds 6,131,428 – – 6,131,428
Investments Purchased with Collateral from Securities
Lending 619,337 – – 619,337
Short-Term Investments:
Repurchase Agreements – 5,687,791 – 5,687,791
Investments in Derivatives:
Options Written (1,701,600) – – (1,701,600)
Total $ 315,688,188 $ 5,687,791 $ – $ 321,375,979
QQQX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,336,299,475 $ – $ – $ 1,336,299,475
Exchange-Traded Funds 14,445,540 – – 14,445,540
Investments Purchased with Collateral from Securities
Lending 1,253,092 – – 1,253,092
Short-Term Investments:
Repurchase Agreements – 20,439,232 – 20,439,232
Investments in Derivatives:
Options Written (9,158,166) – – (9,158,166)
Total $ 1,342,839,941 $ 20,439,232 $ – $ 1,363,279,173
JCE
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 234,086,009 $ – $ – $ 234,086,009
Exchange-Traded Funds 3,015,237 – – 3,015,237
Short-Term Investments:
Repurchase Agreements – 5,535,669 – 5,535,669
Investments in Derivatives:
Options Written (522,040) – – (522,040)
Total $ 236,579,206 $ 5,535,669 $ – $ 242,114,875
Fund Counterparty
Short-term
Investments, at
Value
Collateral
Pledged (From)
Counterparty
BXMX Fixed Income Clearing Corporation $ 34,048,409 $ 34,729,690
DIAX Fixed Income Clearing Corporation 11,209,722 11,433,957
SPXX Fixed Income Clearing Corporation 5,687,791 5,801,594
QQQX Fixed Income Clearing Corporation 20,439,232 20,848,099
JCE Fixed Income Clearing Corporation 5,535,669 5,646,394

Notes to Financial Statements
(Unaudited) (continued)
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Options Transactions:
The Funds may purchase (buy) or write (sell) put and call options on specific securities (including groups or "baskets" of specific securities), interest rates, stock indices and/or bond indices (each a “financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option.
When a Fund purchases an option, an amount equal to the premium paid (the premium plus commission) is recognized as an asset on the Statement of Asset and Liabilities. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statement of Operations. When an option expires, the premiums
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
BXMX Common Stocks $ 280,442 $ 298,409
SPXX Common Stocks 577,738 619,337
QQQX Common Stocks 1,147,664 1,253,092
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
BXMX
$ 66,859,903 $ 182,860,476
DIAX
48,369,195 88,676,585
SPXX
21,163,903 42,279,465
QQQX
119,065,286 210,306,649
JCE
127,373,887 139,859,820

received or paid are recognized as realized gains or losses on the Statement of Operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statement of Operations.
The market risk associated with purchasing options is limited to the premium paid. The Fund, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.
During the current fiscal period, BXMX wrote call options on equity indices as per its stated strategy, with the notional amount of these options averaging 99% of the Fund’s assets.
During the current fiscal period, DIAX, SPXX, QQQX and JCE, each wrote call options on equity indices as per its stated dynamic overwriting strategy with the notional amounts of these options ranging from approximately 35-75% of each Fund’s assets. DIAX, SPXX and QQQX also purchased put and call options as part of their overwrite strategy.
The average notional amount of outstanding options purchased during the current fiscal period, was as follows:
The average notional amount of outstanding options written during the current fiscal period, was as follows:
As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Fund
Average Notional Amount of Purchased
Options Contracts Outstanding
*
DIAX $ 9,400,000
SPXX 4,630,000
QQQX 18,800,000
JCE 2,620,000
*
The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund
Average Notional Amount of Written Options
Contracts Outstanding
*
BXMX $ 1,389,100,000
DIAX 219,243,333
SPXX 119,665,833
QQQX 357,238,333
JCE 42,640,000
*
The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
BXMX
Options Written Equity - $ – Options written, at value $ (30,189,300)
1 1 1 1 1 1 1 1
DIAX
Options Written Equity - – Options written, at value (2,419,000)
1 1 1 1 1 1 1 1
SPXX
Options Written Equity - – Options written, at value (1,701,600)
1 1 1 1 1 1 1 1
QQQX
Options Written Equity - – Options written, at value (9,158,166)
1 1 1 1 1 1 1 1
JCE
Options Written Equity - – Options written, at value (522,040)
1 1 1 1 1 1 1 1

Notes to Financial Statements
(Unaudited) (continued)
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Shares Equity Shelf Programs and Offering Costs:
The following Funds have filed a registration statement with the Securities and Exchange
Commission ("SEC") authorizing each Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during prior fiscal periods.
Under this Shelf Offering, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Additional authorized common shares, common shares sold and offering proceeds, net of offering costs under each Fund’s Shelf Offering during the
Funds’ current and prior fiscal period were as follows:
Costs incurred by the Funds in connection with their initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
BXMX
Written options Equity $ (71,305,821) $ 2,337,198
DIAX
Purchased options Equity (27,272) 9,270
Written options Equity (20,401,364) 1,622,169
SPXX
Purchased options Equity (16,330) 4,503
Written options Equity (10,406,797) 530,297
QQQX
Purchased options Equity (53,076) 18,541
Written options Equity (46,352,430) 2,837,877
JCE
Purchased options Equity (9,686) 2,119
Written options Equity (2,894,892) 152,525
SPXX QQQX
Six Months
Ended
6/30/24
Year Ended
12/31/23
Six Months
Ended
6/30/24
Year Ended
12/31/23
Maximum aggregate offering $4,993,317 $4,993,317 Unlimited Unlimited
Common shares sold – – – 297,524
Offering proceeds, net of offering costs $– $(7,370) $32,892 $7,390,865

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
BXMX SPXX
Six Months
Ended
6/30/24
Year Ended
12/31/23
Six Months
Ended
6/30/24
Year Ended
12/31/23
Common Shares:
Issued to shareholders due to reinvestment of distributions — 78,449 — 8,862
Total — 78,449 — 8,862
QQQX JCE
Six Months
Ended
6/30/24
Year Ended
12/31/23
Six Months
Ended
6/30/24
Year Ended
12/31/23
Common Shares:
Sold through shelf offering — 297,524 — —
Issued to shareholders due to reinvestment of distributions — 91,486 10,796 11,591
Total — 389,010 10,796 11,591
Weighted average common share:
Premium to NAV per shelf offering common share sold –% 3.84% –% –%
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
BXMX
$ 454,314,854 $ 1,100,624,333 $ (17,619,832) $ 1,083,004,501
DIAX
220,891,641 369,065,766 (2,753,813) 366,311,953
SPXX
112,038,602 213,272,927 (3,935,550) 209,337,377
QQQX
412,054,271 961,685,300 (10,460,398) 951,224,902
JCE
174,676,575 71,138,186 (3,699,886) 67,438,300
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
BXMX
$ — $ — $ 972,589,753 $ (19,889,938) $ — $ — $ 952,699,815
DIAX
— — 375,141,070 — — — 375,141,070
SPXX
— — 174,647,318 — — — 174,647,318
QQQX
— — 788,796,842 — — — 788,796,842
JCE
— — 45,081,317 — — (41,345) 45,039,972

Notes to Financial Statements
(Unaudited) (continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities.
Gateway and NAM are compensated for their services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:
For the period June 01,2023 through April 30,2024, the annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year.
Effective May 1 ,2024 the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Short-Term Long-Term Total
BXMX
$ 19,889,938 $ — $ 19,889,938
DIAX
— — —
SPXX
— — —
QQQX
— — —
JCE
— — —
Average Daily Managed Assets* BXMX DIAX SPXX QQQX JCE
For the first $500 million 0.7000% 0.7000% 0.6600% 0.6900% 0.7500%
For the next $500 million 0.6750 0.6750 0.6350 0.6650 0.7250
For the next $500 million 0.6500 0.6500 0.6100 0.6400 0.7000
For the next $500 million 0.6250 0.6250 0.5850 0.6150 0.6750
For managed assets over $2 billion 0.6000 0.6000 0.5600 0.5900 0.6500
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of May 31, 2024, the annual complex-level fee for each Fund was as follows:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an , “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
9. Inter-Fund Borrowing and Lending
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
BXMX
0.1574%
DIAX
0.1574%
SPXX
0.1574%
QQQX
0.1574%
JCE
0.1574%
Fund
Purchases Sales
Realized
Gain (Loss)
BXMX
$ — $ — $ —
DIAX
— — —
SPXX
— — —
QQQX
— — —
JCE
4,228,211 — —

Notes to Financial Statements
(Unaudited) (continued)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
10. Subsequent Events
Shelf Offering:
On July 19, 2024, JCE filed a registration statement with the SEC authorizing the Fund to issue an additional $1.6 million common shares through a Shelf Offering.

Shareholder Meeting Report
(Unaudited)

The annual meeting of shareholders for BXMX, DIAX, SPXX, QQQX, and JCE was held on April 12, 2024 for shareholders of record on January 19,
2024; at this meeting the shareholders were asked to elect Class III Board Members.
The vote totals for BXMX, DIAX, SPXX, QQQX, and JCE are set forth below:
BXMX DIAX SPXX QQQX JCE
Common
Shares
Common
Shares
Common
Shares
Common
Shares
Common
Shares
Approval of the Board Members was reached as follows:
Joanne T. Medero
For 87,441,043 29,228,601 13,943,096 35,635,141 11,480,813
Withhold 1,564,417 640,822 286,649 1,215,625 1,239,363
Total 89,005,460 29,869,423 14,229,745 36,850,766 12,720,176
Albin F. Moschner
For 87,539,316 28,968,131 13,946,904 35,575,074 11,540,681
Withhold 1,466,144 901,292 282,841 1,275,692 1,179,495
Total 89,005,460 29,869,423 14,229,745 36,850,766 12,720,176
Loren M. Starr
For 87,490,954 29,130,118 13,942,448 35,601,799 11,463,903
Withhold 1,514,506 739,305 287,297 1,248,967 1,256,273
Total 89,005,460 29,869,423 14,229,745 36,850,766 12,720,176
Matthew Thornton III
For 87,604,884 29,167,396 13,946,853 35,595,630 11,538,275
Withhold 1,400,576 702,027 282,892 1,255,136 1,181,901
Total 89,005,460 29,869,423 14,229,745 36,850,766 12,720,176

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
BXMX DIAX SPXX QQQX JCE
Common shares repurchased 0 0 0 0 0

Glossary of Terms Used in this Report
(Unaudited)

19(a) Notice:
Section 19(a) of the Investment Company Act of 1940 requires that the payment of any distribution which is made from a source other than the fund’s net income be accompanied by a written notice that discloses the estimated sources of such payment.
Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Statement Regarding Basis for Approval of
Investment Advisory Contract
(Unaudited)
Nuveen S&P 500 Buy-Write Income Fund
Nuveen Dow 30
sm
Dynamic Overwrite Fund
Nuveen S&P 500 Dynamic Overwrite Fund
Nuveen Nasdaq 100 Dynamic Overwrite Fund
Nuveen Core Equity Alpha Fund
The Approval Process
At meetings held on April 18 and 19, 2024 (the “Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a “Board Member”)
of the Funds approved, for their respective Fund, the renewal of the investment management agreement (each an “Investment Management
Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”), pursuant to which NFAL serves as investment adviser to such Fund.
Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with (a) in the case of
Nuveen S&P 500 Buy-Write Income Fund (the “S&P Buy-Write Fund”), Gateway Investment Advisers, LLC (“Gateway”), pursuant to which Gateway serves as the sub-adviser to such Fund; and (b) in the case of Nuveen Dow 30sm Dynamic Overwrite Fund (the “Dow Dynamic Overwrite Fund”),
Nuveen S&P 500 Dynamic Overwrite Fund (the “S&P Dynamic Overwrite Fund”), Nuveen Nasdaq 100 Dynamic Overwrite Fund (the “Nasdaq
Dynamic Overwrite Fund”) and Nuveen Core Equity Alpha Fund (the “Core Equity Alpha Fund”), Nuveen Asset Management, LLC (“NAM,” and
Gateway and NAM are each, a “Sub-Adviser”), pursuant to which NAM serves as the sub-adviser to each such Fund. The Board Members are not
“interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management
Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and
Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Advisers are collectively, the “Fund
Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the
“Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board
Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.
The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board
Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-
advisers, as applicable, in their review of the advisory agreements for the fund complex.
During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries (as applicable); securities lending (as applicable); overall market and regulatory developments;
and with respect to closed-end funds, capital management initiatives, institutional ownership, management of leverage financing and the secondary market trading of the closed-end funds and any actions to address discounts. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February
Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below.
The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a description of portfolio manager compensation; an overview of the primary and secondary markets for the Nuveen closed-end funds
(including, among other things, premium or discount data and commentary regarding the leverage management, share repurchase and shelf offering programs during 2023); a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe.
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.
As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April
Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex.
After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the
Board subsequently reviewed and discussed the responses to these follow-up questions and requests.
The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board
Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory
Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board
Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub-
Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Advisers in providing services to the applicable Fund(s).
The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella.
The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.
The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.
In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. With respect to closed-end Nuveen funds, such services also include managing leverage; monitoring asset coverage levels for leveraged funds and compliance with rating agency criteria; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that, with respect to such

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited) (continued)
funds, management actively monitors any discount from net asset value per share at which the respective Nuveen fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.
In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.
With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Advisers and considered that each
Sub-Adviser and its investment personnel generally are responsible for the management of each applicable Fund’s portfolio under the oversight of
NFAL and the Board. The Board considered an analysis of each Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. The Board performed its annual review of fund performance at its
February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions
(written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes. With respect to certain Nuveen option overwrite funds, including the S&P Dynamic Overwrite Fund, Dow Dynamic Overwrite Fund, Nasdaq Dynamic Overwrite Fund and Core
Equity Alpha Fund, the Board considered, as applicable, the portfolio management and/or investment strategy changes adopted by such Funds and considered the respective Fund’s performance relative to its blended benchmark as well as the performance attributed to the equity portion and the options portion of the Fund’s portfolio relative to their respective benchmark for the trailing one-year period ended December 31, 2023. In addition, with respect to the S&P Buy-Write Fund, the Board reviewed certain performance data reflecting the annualized performance for the period from
December 31, 2021 through December 31, 2023 of the Fund relative to its benchmark and of the equity portion and options portion of the Fund’s portfolio relative to their respective benchmark.
The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e.,

generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high.
In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.
The Board also considered that secondary market trading of shares of the Nuveen closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-end Fund committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the Nuveen closed-end funds have traded at various periods throughout the year. In its review, the Board considers, among other things, changes to investment mandates and guidelines, distribution policies, leverage levels and types; share repurchases and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered the impact of leverage on a Nuveen fund’s performance. The Board further considered that performance results should include the distribution yields of funds that seek to provide income as part of their investment objective(s) to shareholders. In this regard, the Board considered that the use of leverage by various funds may have detracted from total return performance of such funds over various periods in current market conditions, but the leverage also was accretive in providing higher levels of income.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill.
Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.
The performance determinations with respect to each Fund are summarized below.
For the S&P Buy-Write Fund, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2023 and third quartile for the five-year period ended December 31, 2023. The Fund also ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. The
Board further considered certain performance information attributed to the equity portion of the Fund’s portfolio and the options portion of the Fund’s portfolio. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the
Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
For the Dow Dynamic Overwrite Fund, the Board considered that the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2023, the Fund ranked in the third quartile for the three-year period ended December 31, 2023. The Fund also ranked in the fourth quartile of its Performance
Peer Group for the one-, three- and five-year periods ended March 31, 2024. In considering performance, the Board, however, considered that the Performance Peer Group was classified as low for relevancy. The Board further considered certain performance information attributed to the equity portion of the Fund’s portfolio and the options portion of the Fund’s portfolio. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the
Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited) (continued)
For the S&P Dynamic Overwrite Fund, the Board considered that although the Fund’s performance was below the performance of its blended benchmark for the three- and five-year periods ended December 31, 2023 and the one-, three- and five-year periods ended March
31, 2024, the Fund outperformed its blended benchmark for the one-year period ended December 31, 2023. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023 and March
31, 2024. The Board further considered certain performance information attributed to the equity portion of the Fund’s portfolio and the options portion of the Fund’s portfolio. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
For the Nasdaq Dynamic Overwrite Fund, the Board considered that although the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one-year periods, third quartile for the three-year periods and second quartile for the five-
year periods ended December 31, 2023 and March 31, 2024, respectively. In considering performance, the Board, however, considered that the Performance Peer Group was classified as low for relevancy. The Board further considered certain performance information attributed to the equity portion of the Fund’s portfolio and the options portion of the Fund’s portfolio. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the
Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
For the Core Equity Alpha Fund, the Board considered that the Fund outperformed its blended benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. The Board further considered certain performance information attributed to the equity portion of the Fund’s portfolio and the options portion of the Fund’s portfolio. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen closed-end funds, the contractual management fee and the actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) established by Broadridge. The Board Members reviewed the methodology
Broadridge employed to establish its Expense Universe and considered that differences between the applicable fund and its respective Expense
Universe as well as changes to the composition of the Expense Universe from year to year, may limit some of the value of the comparative data. The
Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.
The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes for closed-end funds) meeting certain expense or fee criteria when compared to its Expense Universe and an analysis as to the factors contributing to each such fund’s relative net total expense ratio. In addition, although the Board reviewed a fund’s net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs) for certain of the closed-end funds, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees excluding investment-related costs and taxes for the closed-end funds. The Board also considered that the use of leverage for closed-end funds may create a conflict of interest for NFAL and the applicable sub-adviser given the increase of assets from leverage upon which an advisory or sub-advisory fee is based. The Board Members considered, however, that NFAL and the sub-advisers (as applicable) would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when NFAL and/or a sub-adviser, as applicable, has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.
The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.
In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.
With respect to each Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to each Sub-Adviser is the responsibility of NFAL, not the applicable Fund(s).
The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below.
For the S&P Buy-Write Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.
For the Dow Dynamic Overwrite Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.
For the S&P Dynamic Overwrite Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.
For the Nasdaq Dynamic Overwrite Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.
For the Core Equity Alpha Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds.
The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies;
regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure;
investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
With respect to sub-advisers unaffiliated with Nuveen, including Gateway, the Board Members reviewed the pricing schedule and/or average fee rates that such sub-advisers charge for other clients. The Board Members considered that the Sub-Advisory Agreement with Gateway, including the fees thereunder, was the result of arm’s length negotiations and that such Sub-Adviser’s fees were reasonable in relation to the fees it assessed other clients.
3. Profitability of Fund Advisers
In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.
With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited) (continued)
waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund (“ETF”) product line for the
2023 and 2022 calendar years.
In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen
Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen
Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of
Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America
(“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA.
Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/
or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.
The Board Members considered the profitability of each Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, with respect to NAM, the Board Members reviewed, among other things, such Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-
tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board
Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for NAM for the calendar years ending December 31,
2023 and December 31, 2022.
With respect to sub-advisers unaffiliated with Nuveen, including Gateway, the Board Members considered a profitability and/or margin analysis for such sub-advisers, generally including revenues, expenses and operating margins for the 2023 and 2022 calendar years. The Board considered that
Gateway’s sub-advisory fee would have been established through arm’s length negotiations between Nuveen and such Sub-Adviser, and NFAL pays such Sub-Adviser out of its own revenues.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Advisers received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the
Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.
In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May
1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.
The Board also considered that with respect to Nuveen closed-end funds, although closed-end funds may make additional share offerings from time to time, the closed-end funds have a more limited ability to increase their assets because the growth of their assets will occur primarily from the appreciation of their investment portfolios.
The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and
529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.
The Board considered that an affiliate of the Adviser received compensation in 2023 for serving as an underwriter on shelf offerings of existing
Nuveen closed-end funds and reviewed the amounts paid for such services in 2023 and 2022. In addition, the Board Members considered that the
Adviser and affiliated sub-advisers may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or sub-advisers, as applicable. Further, Gateway does not generally generate soft dollar credits on behalf of transactions of the S&P Buy-Write Fund.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the applicable
Fund(s) were reasonable in light of the services provided.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each applicable Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-A-0624P 3734754-INV-B-08/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Not applicable to this filing.

(a)(4)	Not applicable to this filing.

(b)

As of the date of filing, Lei Liao retired and no longer serves as Portfolio Manager for the Nuveen S&P 500 Dynamic Overwrite Fund effective June 18, 2024. Additionally, effective June 18, 2024, Nazar Romanyak was added as a portfolio manager of the Nuveen S&P 500 Dynamic Overwrite Fund.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (also referred to as the “Adviser”). The Adviser is responsible for the selection and on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Nuveen Asset Management” or “Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. The following section provides information on the portfolio manager at the Sub-Adviser:

Portfolio Manager Biography

As of the date of filing this report, the following individual at the Sub-Adviser (the “Portfolio Manager”) has primary responsibility for the day-to-day implementation of the registrant’s investment strategies:

Nazar Romanyak, CFA, is a portfolio manager for Nuveen’s equity index team. He has portfolio management responsibilities for multiple equity index and ETF strategies. In addition, he is responsible for platform developments and quantitative tools. Nazar joined the firm in 2013. Prior to joining the equity index team in 2019, Nazar held position in Nuveen Investment Modeling and Valuation where he focused on pricing derivatives and modeling investment strategies. Nazar graduated with a B.A. in Statistics and Quantitative Modeling from Baruch College, Zicklin School of Business, and a M.S. in Financial Engineering from Baruch College. He is a CFA charterholder, is a member of the CFA Institute and CFA Society of New York.

Other Accounts Managed by Portfolio Manager

Other Accounts Managed. In addition to managing the registrant, the Portfolio Manager is also primarily responsible for the day-to-day portfolio management of the following accounts:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets*

Nazar Romanyak	Registered Investment Company	25	$181.81 billion
	Other Pooled Investment Vehicles	6	$4.02 billion
	Other Accounts	3	$204 million
*	Assets are as of July 31, 2024. None of the assets in these accounts are subject to an advisory fee based on performance.

Potential Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented a number of potential conflicts, including, among others, those discussed below.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Nuveen Asset Management seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.

Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Nuveen Asset Management has adopted procedures for allocating limited opportunities across multiple accounts.

With respect to many of its clients’ accounts, Nuveen Asset Management determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Nuveen Asset Management may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Nuveen Asset Management may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by a portfolio manager. Finally, the appearance of a conflict of interest may arise where Nuveen Asset Management has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Conflicts of interest may also arise when the Sub-Adviser invests one or more of its client accounts in different or multiple parts of the same issuer’s capital structure, including investments in public versus private securities, debt versus equity, or senior versus junior/subordinated debt, or otherwise where there are different or inconsistent rights or benefits. Decisions or actions such as investing, trading, proxy voting, exercising, waiving or amending rights or covenants, workout activity, or serving on a board, committee or other involvement in governance may result in conflicts of interest between clients holding different securities or investments. Generally, individual portfolio managers will seek to act in a manner that they believe serves the best interest of the accounts they manage. In cases where a portfolio manager or team faces a conflict among its client accounts, it will seek to act in a manner that it believes best reflects its overall fiduciary duty, which may result in relative advantages or disadvantages for particular accounts.

Nuveen Asset Management has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Nuveen Asset Management or its affiliates, including TIAA, sponsor an array of financial products for retirement and other investment goals, and provide services worldwide to a diverse customer base. Accordingly, from time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual restrictions that arise due to another client account’s investments and/or the internal policies of Nuveen Asset Management, TIAA or its affiliates designed to comply with such restrictions. As a result, there may be periods, for example, when Nuveen Asset Management will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which investment limits have been reached.

The investment activities of Nuveen Asset Management or its affiliates may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by Nuveen Asset Management or its affiliates for the Funds and other client accounts that may not be exceeded without the grant of a license or other regulatory or corporate consent.

If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of Nuveen Asset Management, on behalf of the Funds or other client accounts, to purchase or dispose of investments or exercise rights or undertake business transactions may be restricted by regulation or otherwise impaired. As a result, Nuveen Asset Management, on behalf of the Funds or other client accounts, may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when Nuveen Asset Management, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

Fund Manager Compensation

As of the most recently completed fiscal year end, the primary Portfolio Manager’s compensation is as follows:

Portfolio manager compensation consists primarily of base salary and variable components consisting of (i) a cash bonus; (ii) a long-term performance award; and (iii) participation in a profits interest plan.

Base salary. A portfolio manager’s base salary is determined based upon an analysis of the portfolio manager’s general performance, experience and market levels of base pay for such position.

Cash bonus. A portfolio manager is eligible to receive an annual cash bonus that is based on three variables: risk-adjusted investment performance relative to benchmark generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), ranking versus Morningstar peer funds generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), and management and peer reviews.

Long-term performance award. A portfolio manager is eligible to receive a long-term performance award that vests after three years. The amount of the award when granted is based on the same factors used in determining the cash bonus. The value of the award at the completion of the three-year vesting period is adjusted based on the risk-adjusted investment performance of Fund(s) managed by the portfolio manager during the vesting period and the performance of the TIAA organization as a whole.

Profits interest plan. Portfolio managers are eligible to receive profits interests in Nuveen Asset Management and its affiliate, Teachers Advisors, LLC, which vest over time and entitle their holders to a percentage of the firms’ annual profits. Profits interests are allocated to each portfolio manager based on such person’s overall contribution to the firms.

There are generally no differences between the methods used to determine compensation with respect to the Fund and the Other Accounts shown in the table above.

Beneficial Ownership of SPXX Securities

As of July 31, 2024, the portfolio manager beneficially owned the following dollar range of equity securities issued by the Fund.

Name of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Nazar Romanyak	X

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen S&P 500 Dynamic Overwrite Fund

Date: September 5, 2024	By:	/s/ David J. Lamb David J. Lamb Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2024	By:	/s/ David J. Lamb David J. Lamb Chief Administrative Officer (principal executive officer)

Date: September 5, 2024	By:	/s/ E. Scott Wickerham E. Scott Wickerham Vice President and Controller (principal financial officer)